As filed with the Securities and Exchange Commission on June 3, 2011
1933 Act File No. 333-168475
1940 Act File No. 811-21219

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐ PRE-EFFECTIVE AMENDMENT NO. 1 ☒ POST-EFFECTIVE AMENDMENT NO. ☐
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐ AMENDMENT NO. 6 ☒ (Check appropriate box or boxes)

EATON VANCE MUNICIPAL BOND FUND II
(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 482-8260

Frederick S. Marius
Two International Place Boston, Massachusetts 02110
Name and Address (of Agent for Service)

Copies of Communications to:

Mark P. Goshko, Esq. Clair E. Pagnano, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street, 20th Floor Boston, Massachusetts 02111

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

It is proposed that this filing will become effective  (check appropriate box):
☒ when declared effective pursuant to Section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered (1)	Proposed Maximum Offering Price Per Unit (1)	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fees (1)(2)
Common Shares, $0.01 par value	73,368 Shares	$13.63	$1,000,005.84	$71.30

(1)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933 based on the average of the high and low sales prices of the shares of beneficial interest on July 26, 2010 as reported on the NYSE Amex.

(2)	A registration fee of $71.30 was previously paid in connection with the initial filing on August 2, 2010.

____________________________________

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS	SUBJECT TO COMPLETION [ ], 2011

[EATON VANCE LOGO]	Shares
Eaton Vance Municipal Bond Fund II
Common Shares

Investment Objective and Policies.  Eaton Vance Municipal Bond Fund II (the “Fund”) is a diversified, closed-end management investment company, which commenced operations in November 2002.  The Fund’s investment objective is to provide current income exempt from federal income tax, including alternative minimum tax.  This income will be earned by investing primarily in high grade municipal obligations that are not subject to alternative minimum tax.  The Fund’s net asset value (“NAV”) and distribution rate will vary, and may be affected by several factors, including changes in interest rates and the credit quality of municipal issuers. Fluctuations in NAV may be magnified as a result of the Fund’s use of leverage, which may be a speculative investment technique.  An investment in the Fund may not be appropriate for all investors, particularly those subject to the federal income tax.  Closed-end fund shares often trade at a discount to their NAV.  There is no assurance that the Fund will achieve its investment objective.

Investment Adviser.  The Fund’s investment adviser is Eaton Vance Management (“Eaton Vance” or the “Adviser”).  As of April 30, 2011, Eaton Vance and its affiliates managed approximately $200.0 billion of fund and separate account assets on behalf of clients, including approximately 53 municipal bond funds with combined assets of approximately $14 billion.

The Offering.  This prospectus applies to [       ] shares of beneficial interest (the “Common Shares”) of the Fund, which may be issued and sold from time to time by the Fund (the “Offering”) through Eaton Vance Distributors, Inc. (“EVD”), as distributor and principal underwriter, through broker-dealers that have entered into selected dealer agreements with EVD.  See “Plan of distribution.”  The Common Shares will be sold at market prices, which shall be determined with reference to trades on the NYSE Euronext (“NYSE Amex”), subject to a minimum price to be established each day by the Fund.  The minimum price on any day will not be less than the current NAV per Common Share plus the per Common Share amount of the sales commission to be paid to EVD. The Fund will compensate EVD with respect to sales of the Common Shares at a fixed commission rate based upon the premium at which the Fund’s Common Shares are trading on the NYSE Amex on the day of the sale transaction according to the following schedule:

Market Price Premium of Common Shares to NAV on Day of Sale	Commission
1.0% up to and including 2.0%	[1.0%]
Over 2.0% up to and including 3.0%	[1.75%]
Over 3.0% up to and including 4.0%	[2.5%]
Over 4.0%	[3.0%]

EVD will compensate broker-dealers participating in the offering based on the number of Common Shares sold by the broker-dealer in an amount equal to 80% of the applicable gross commission paid by the Fund to EVD according to the schedule above.  EVD may from time to time change the dealer re-allowance.  The Fund will retain the value of the difference between the premium of the Common Shares and the commission paid on the sale of the Common Shares in the Offering.  In all cases, the Fund will receive as net proceeds per Common Share sold an amount at least equal to the NAV per Common Share.  As of [May 31], 2011, the last reported sales price of a Common Share of the Fund on the NYSE Amex was $[___].

Portfolio Contents.   During normal market conditions, the Fund will invest at least 80% of its net assets in debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax, including alternative minimum tax (“municipal obligations”), that are rated A or better by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”). (continued on inside cover page)

The shares of closed-end investment companies frequently trade at a discount from their net asset value, which may increase investors’ risk of loss. The returns earned by holders of the Common Shares (“Common Shareholders”) who purchase their shares in this offering and sell their shares below net asset value will be reduced.

Investing in the Common Shares involves certain risks. See “Investment objective, policies and risks” beginning on page [  ] of this prospectus.

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

(continued from previous page)

The Fund primarily invests in high grade municipal obligations. Up to 20% of the Fund's net assets may be invested in unrated obligations deemed by the Adviser to be of investment grade quality (i.e., rated at least Baa or higher by Moody’s or BBB or higher by S&P or Fitch).  Accordingly, the Fund does not intend to invest any of its assets in obligations rated below investment grade or in comparable unrated obligations.  When an obligation is rated in different rating categories by Moody’s, S&P or Fitch, the highest rating applies.  From time to time, the Fund may hold obligations that are unrated but judged to be of comparable quality by the Adviser. Under normal market conditions, the Fund expects to be fully invested (at least 95% of its net assets) in accordance with its investment objective.  For purposes of the Fund’s 80 percent requirement, the rating of insured obligations will be deemed to be the higher of the claims-paying rating of the insurer and the rating of the underlying issue. Insurance does not protect the market value of such obligations or the net asset value of the Fund. The value of an obligation will be affected by the credit standing of its insurer.

The Fund is not targeted to any specific duration or maturity.  Average portfolio duration is subject to change and the current average portfolio duration may be significantly different than that stated here.

The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.

The Fund will not invest in municipal obligations that are collateralized by the proceeds from class action or other litigation against the tobacco industry.

The Fund may purchase and sell various kinds of financial futures contracts and related options, including futures contracts and related options based on various debt securities and securities indices, and may enter into interest rate swaps and forward rate contracts to seek to hedge against changes in interest rates or for other risk management purposes.

Leverage.  The Fund currently uses leverage created by issuing auction preferred shares (“APS”).  On January 15, 2003, the Fund issued 1,750 Series A APS and 1,750 Series B APS, with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends.  Residual interest bonds are securities that pay interest at rates that vary inversely with changes in prevailing short-term tax-exempt interest rates and provide the economic effect of leverage.  As of [May 31], the Fund had $[___] in outstanding borrowings.

The Adviser anticipates that the use of leverage (from the issuance of APS, any borrowings and residual interest bonds) will result in higher income to Common Shareholders over time. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be successful. The fee paid to Eaton Vance will be calculated on the basis of the Fund’s gross assets, including proceeds from the issuance of APS, borrowings and leverage created by residual interest bonds, so the fees will be higher when leverage is utilized. In this regard, holders of debt or preferred securities do not bear the investment advisory fee. Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that Common Shareholders effectively bear the entire advisory fee. See “Investment objective, policies and risks—Use of leverage and related risks” at page [   ], “Investment objective, policies and risks—Additional risk considerations” at page [   ]  and “Description of capital structure” at page [  ].]

Exchange listing.  As of [May 31], 2011, the Fund had [__] Common Shares outstanding, which are traded on the NYSE Amex under the symbol “EIV.”  As of [May 31], 2011, the last reported sales price of a Common Share of the Fund on the NYSE Amex was $[__].  Any new Common Shares offered and sold pursuant to this Registration Statement will also be listed on the NYSE Amex and trade under this symbol.

This prospectus sets forth concisely information you should know before investing in the Fund.  Please read and retain this prospectus for future reference.  A Statement of Additional Information dated [          ], 2011 has been filed with the SEC.  The Statement of Additional Information, annual and semi-annual reports to shareholders when available and other information about the Fund and can be obtained without charge by calling 1-800-225-6265 or by writing to the Fund at the address below or from the Fund’s website (http://www.eatonvance.com).  A table of contents to the Statement of Additional Information is located at page [  ] of this prospectus.  This prospectus incorporates by reference the entire Statement of Additional Information.  The Statement of Additional Information is available along with other Fund-related materials: at the SEC’s public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the reference room); from the EDGAR database on the SEC’s internet site (http://www.sec.gov); upon payment of copying fees by writing to the SEC’s public reference section, Washington, DC 20549-0102; or by electronic mail at publicinfo@sec.gov.  The Fund’s address is Two International Place, Boston, Massachusetts 02110 and its telephone number is 1-800-225-6265.

The Common Shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

You should rely only on the information contained or incorporated by reference in this prospectus.  The Fund has not authorized anyone to provide you with different information.  If anyone provides you with different or inconsistent information, you should not rely on it.  The Fund is not making an offer of these securities in any jurisdiction where the offer or sale is not permitted.  The Fund will notify shareholders promptly of any material change to this prospectus during the period the Fund is required to deliver the prospectus.  The Fund’s business, financial condition and results of operations may have changed since the date of this prospectus.

CAUTIONARY NOTICE REGARDING FORWARD-LOOKING STATEMENTS

This prospectus, any accompanying prospectus supplement and the statement of additional information contain “forward-looking statements.” Forward-looking statements can be identified by the words “may,” “will,” “intend,” “expect,” “estimate,” “continue,” “plan,” “anticipate,” and similar terms and the negative of such terms. Such forward-looking statements may be contained in this prospectus as well as in any accompanying prospectus supplement. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. Several factors that could materially affect our actual results are the performance of the portfolio of securities we hold, the price at which our shares will trade in the public markets and other factors discussed in our periodic filings with the SEC.

Although we believe that the expectations expressed in our forward-looking statements are reasonable, actual results could differ materially from those projected or assumed in our forward-looking statements. Our future financial condition and results of operations, as well as any forward-looking statements, are subject to change and are subject to inherent risks and uncertainties, such as those disclosed in the “Risk Factors” section of this prospectus. All forward-looking statements contained or incorporated by reference in this prospectus or any accompanying prospectus supplement are made as of the date of this prospectus or the accompanying prospectus supplement, as the case may be. Except for our ongoing obligations under the federal securities laws, we do not intend, and we undertake no obligation, to update any forward-looking statement. The forward-looking statements contained in this prospectus, any accompanying prospectus supplement and the statement of additional information are excluded from the safe harbor protection provided by section 27A of the Securities Act of 1933, as amended (the “1933 Act”).

Currently known risk factors that could cause actual results to differ materially from our expectations include, but are not limited to, the factors described in the “Risk Factors” section of this prospectus. We urge you to review carefully that section for a more detailed discussion of the risks of an investment in our securities.

TABLE OF CONTENTS [to be updated]

Prospectus summary
Summary of Fund expenses
Financial highlights and investment performance
The Fund
Use of proceeds
Investment objective, policies and risks
Management of the Fund
Distributions
Federal income tax matters
Dividend reinvestment plan
Description of capital structure
Underwriting
Custodian and transfer agent
Legal opinions
Reports to stockholders
Independent registered public accounting firm
Additional information
Table of contents for the Statement of Additional Information
The Fund’s privacy policy

Prospectus summary

The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in this prospectus and in the Statement of Additional Information (defined below).

THE FUND

Eaton Vance Municipal Bond Fund II (the “Fund”) is a diversified, closed-end management investment company.  The Fund commenced operations in November 2002 following an initial public offering of its common shares of beneficial interest (“Common Shares”). The Fund’s investment objective is to provide current income exempt from federal income tax, including alternative minimum tax.  This income will be earned by investing primarily in high grade municipal obligations that are not subject to alternative minimum tax.  Investments are based on the municipal securities research, trading and portfolio management of the Fund’s investment adviser, Eaton Vance Management (“Eaton Vance” or the “Adviser”), which generally are not available to individual investors.  The Fund’s net asset value (“NAV”) and distribution rate will vary and may be affected by several factors, including changes in interest rates and the credit quality of municipal issuers.  Fluctuations in NAV may be magnified as a result of the Fund’s use of leverage, which may be a speculative investment technique.  An investment in the Fund may not be appropriate for all investors, particularly those subject to the federal income tax.  There is no assurance that the Fund will achieve its investment objective.

THE OFFERING

This prospectus applies to [                ] Common Shares of the Fund, which may be issued and sold from time to time by the Fund (the “Offering”) through Eaton Vance Distributors, Inc. (“EVD”), as distributor and principal underwriter, through broker-dealers who have entered into selected dealer agreements with EVD.  See “Plan of distribution.”  The Common Shares will be sold at market prices, which shall be determined with reference to trades on the NYSE Euronext (“NYSE Amex”), subject to a minimum price to be established each day by the Fund.  The minimum price on any day will not be less than the current NAV per Common Share plus the per Common Share amount of the sales commission to be paid to EVD.  The Fund and EVD will suspend the sale of Common Shares if the per Common Share price is less than the minimum price. The Fund will compensate EVD with respect to sales of the Common Shares at a fixed commission rate based upon the premium at which the Fund’s Common Shares are trading on the NYSE Amex on the day of the sale transaction according to the following schedule:

Market Price Premium of Common Shares to NAV on Day of Sale	Commission
1.0% up to and including 2.0%	[1.0%]
Over 2.0% up to and including 3.0%	[1.75%]
Over 3.0% up to and including 4.0%	[2.5%]
Over 4.0%	[3.0%]

EVD will compensate broker-dealers participating in the offering based on the number of Common Shares sold by the broker-dealer in an amount equal to 80% of the applicable gross commission paid by the Fund to EVD according to the schedule above.  EVD may from time to time change the dealer re-allowance.  The Fund will retain the value of the difference between the premium of the Common Shares and the commission paid on the sale of the Common Shares in the Offering.  In all cases, the Fund will receive as net proceeds per Common Share sold an amount at least equal to the NAV per Common Share.  As of [May 31], 2011, the last reported sales price of a Common Share of the Fund on the NYSE Amex was $[___].

INVESTMENT OBJECTIVE AND POLICIES

Investment objective
The Fund’s investment objective is to provide current income exempt from federal income tax, including alternative minimum tax.  This income will be earned by investing primarily in high grade municipal obligations that are not subject to alternative minimum tax. Securities will be purchased and sold in an effort to maintain a competitive yield.

Portfolio parameters
During normal market conditions, the Fund will invest at least 80% of its net assets in debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax, including alternative minimum tax (“municipal obligations”), that are rated A or better by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”).

The Fund primarily invests in high grade municipal obligations. Up to 20% of the Fund's net assets may be invested in unrated obligations deemed by the Adviser to be of investment grade quality (i.e., rated at least Baa or higher by Moody’s or BBB or higher by S&P or Fitch).  Accordingly, the Fund does not intend to invest any of its assets in obligations rated below investment grade or in comparable unrated obligations.  When an obligation is rated in different rating categories by Moody’s, S&P or Fitch, the highest rating applies.  From time to time, the Fund may hold obligations that are unrated but judged to be of comparable quality by the Adviser. Under normal market conditions, the Fund expects to be fully invested (at least 95% of its net assets) in accordance with its investment objective.  For purposes of the Fund’s 80 percent requirement, the rating of insured obligations will be deemed to be the higher of the claims-paying rating of the insurer and the rating of the underlying issue. Insurance does not protect the market value of such obligations or the net asset value of the Fund. The value of an obligation will be affected by the credit standing of its insurer.

The foregoing credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a Rating Agency downgrades its assessment of the credit characteristics of a particular issue or withdraws its assessment.  In determining whether to retain or sell such a security, Eaton Vance may consider such factors as Eaton Vance’s assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other Rating Agencies.  Although Eaton Vance considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by Rating Agencies.  Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of issuer’s counsel (or on the basis of other reliable authority), exempt from regular federal income tax.  Public purpose municipal bonds include general obligation and revenue bonds.  General obligation bonds are backed by the taxing power of the issuing municipality.  Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source.  Some revenue bonds are payable solely or partly from funds that are subject to annual appropriations by a state’s legislature.  Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.

Some of the securities in which the Fund invests may include so-called “zero-coupon” bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently.  Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security.  The Fund is required to take into account income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute substantially all of its income for each taxable year.  Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

A residual interest bond is a type of inverse floating-rate security created by dividing the income from a municipal bond into two portions.  Typically, a third-party sponsor will create a trust (commonly referred to as a tender option bond trust) consisting of one or more municipal bonds and then create two new securities: a short-term floating-rate security and a residual interest inverse floating-rate bond.  The short-term floating rate security will be linked to a reference interest rate (such as the London Interbank Offered Rate (“LIBOR”), or the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Bond Swap Index), and the tender option bond trust’s income will be used to pay the coupon on the short-term floating rate security, with any remaining income going toward the residual interest bond. Because the residual interest bond is an inverse floating rate security and only pays a residual income, compared to fixed rate municipal bonds, the value of residual interest bonds will fluctuate to a greater extent in response to changes in prevailing long-term interest rates.  As market interest rates increase, the value of a residual interest bond will decrease.  Moreover, the income earned on such bonds will fluctuate in response to changes in prevailing short-term interest rates. When residual interest bonds are held by the Fund, an increase in short- or long-term market interest rates may adversely affect the income received from such bonds or the NAV of Common Shares.

Any economic effect of leverage through the Fund’s purchase of residual interest bonds will create an opportunity for increased Common Share net income and returns, but will also create the possibility that the Fund’s long-term returns will be diminished if the cost of leverage exceeds the return on the residual interest bonds purchased by the Fund.

The amount of fees paid to Eaton Vance for investment advisory services will be higher if the Fund uses financial leverage because the fees will be calculated based on the Fund’s gross assets.  Gross assets include assets financed through the creation of tender option bond trusts, the issuance of preferred equity, borrowings and other forms of financial leverage, which may create a conflict of interest between Eaton Vance and the Common Shareholders.

Residual interest bonds have varying degrees of liquidity based upon the liquidity of the underlying securities deposited in a tender option bond trust.  The market price of residual interest bonds is more volatile than the underlying securities due to leverage.  In circumstances where the Fund has a need for cash and the securities in a tender option bond trust are not actively trading, the Fund may be required to sell its residual interest bonds at less than favorable prices, or liquidate other Fund portfolio holdings.

The Fund may purchase municipal obligations that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies that provide such credit enhancements will affect the value of those securities.  Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund’s current yield.  The insurance feature does not guarantee the market value of the insured obligations or the NAV of the Fund’s shares. To the extent that securities held by the Fund are insured as to principal and interest payments by insurers whose claims-paying ability is downgraded by a Rating Agency, the value of such security may be affected.

The Fund is not targeted to any specific duration or maturity.  Average portfolio duration is subject to change and the current average portfolio duration may be significantly different than that stated here.

The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.

The Fund will not invest in municipal obligations that are collateralized by the proceeds from class action or other litigation against the tobacco industry.

The Fund may purchase and sell various kinds of financial futures contracts and related options, including futures contracts and related options based on various debt securities and securities indices, as well as interest rate swaps and forward rate contracts, to seek to hedge against changes in interest rates or for other risk management purposes.

The Fund has adopted certain fundamental investment restrictions set forth in the Statement of Additional Information, which may not be changed without a shareholder vote. Except for such restrictions and the 80% requirement set forth above, the investment objective and policies of the Fund may be changed by the Fund’s Board of Trustees (“Board”) without shareholder action.

LISTING

As of [May 31], 2011, the Fund had [___] Common Shares outstanding, which are traded on the NYSE Amex under the symbol “EIV.” As of [May 31], 2011, the last reported sales price of a Common Share of the Fund on the NYSE Amex was $[__].  Any new Common Shares offered and sold pursuant to this Registration Statement will also be listed on the NYSE Amex and trade under this symbol.

USE OF LEVERAGE

As described herein, the Fund may invest in residual interest bonds, which have the economic effect of leverage.  In addition, the Fund currently uses leverage created by issuing auction preferred shares (“APS”).  On January 15, 2003, the Fund issued 1,750 Series A APS and 1,750 Series B APS, with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends.  As of [May 31], 2011, [1,712] APS had been redeemed.  The APS have seniority over the Common Shares.  As of [May 31], 2011, the Fund had [__] outstanding borrowings and had leverage in the form of residual interest bonds in addition to outstanding APS.  The Adviser anticipates that the use of leverage (from such issuance of APS, any borrowings and residual interest bonds) may result in higher income to Common Shareholders over time.  Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks.  There can be no assurance that a leveraging strategy will be successful.

The costs of the financial leverage program (from any issuance of preferred shares, any borrowings, and residual interest bonds) are borne by Common Shareholders and consequently result in a reduction of the NAV of Common Shares.  During periods in which the Fund is using leverage, the fees paid to Eaton Vance for investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s gross assets, including proceeds from the issuance of preferred shares, borrowings and interests in residual interest bonds.  In this regard, holders of debt or preferred securities do not bear the investment advisory fee.  Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that Common Shareholders effectively bear the entire advisory fee.  See “Investment objective, policies and risks—Use of leverage and related risks” and “Management of the Fund—The Adviser.”

Financial leverage may also be achieved through the purchase of certain derivative instruments.  The Fund’s use of derivative instruments exposes the Fund to special risks.  See “Investment objective, policies and risks—Additional investment practices” and “Investment objective, policies and risks—Additional risk considerations.”

INVESTMENT ADVISER AND ADMINISTRATOR

Eaton Vance, a direct wholly-owned subsidiary of Eaton Vance Corp., is the Fund’s investment adviser and administrator.  As of April 30, 2011, Eaton Vance and its affiliates managed approximately $200.0 billion of fund and separate account assets on behalf of clients, including approximately 53 municipal bond funds with combined assets of approximately $14 billion.

PLAN OF DISTRIBUTION

The Fund intends to enter into a Distribution Agreement with EVD, a form of which will be filed as an exhibit to the Registration Statement of which this prospectus is a part.  The summary of the Distribution Agreement contained herein is qualified by reference to the Distribution Agreement.  Subject to the terms and conditions of the Distribution Agreement, the Fund may issue and sell Common Shares of the Fund from time to time through EVD, which is the principal underwriter of the Common Shares, through certain broker-dealers that will have entered into selected dealer agreements with EVD.  The Common Shares will only be sold on such days as shall be agreed to by the Fund and EVD.

The Common Shares will be sold at market prices, which shall be determined with reference to trades on the NYSE Amex, subject to a minimum price to be established each day by the Fund.  The minimum price on any day will not be less than the current NAV per Common Share plus the per Common Share amount of the commission to be paid to EVD.  The Fund and EVD will suspend the sale of Common Shares if the per Common Share price of the Common Shares is less than the minimum price.

The Fund will compensate EVD with respect to sales of the Common Shares at a fixed commission rate based upon the premium at which the Fund’s Common Shares are trading on the NYSE Amex on the day of the sale transaction according to the following schedule:

Market Price Premium of Common Shares to NAV on Day of Sale	Commission
1.0% up to and including 2.0%	[1.0%]
Over 2.0% up to and including 3.0%	[1.75%]
Over 3.0% up to and including 4.0%	[2.5%]
Over 4.0%	[3.0%]

EVD will compensate broker-dealers participating in the offering based on the number of Common Shares sold by the broker-dealer in an amount equal to 80% of the applicable gross commission paid by the Fund to EVD according to the schedule above.  EVD may from time to time change the dealer re-allowance.  The Fund will retain the value of the difference between the premium of the Common Shares and the commission paid on the sale of the Common Shares in the Offering.  In all cases, the Fund will receive as net proceeds per Common Share sold an amount at least equal to the NAV per Common Share.  As of [May 31], 2011, the last reported sales price of a Common Share of the Fund on the NYSE Amex was $[___].

Settlements of sales of Common Shares will occur on the third business day following the date on which any such sales are made. Unless otherwise indicated in a further prospectus supplement, EVD as underwriter will act as underwriter on a reasonable efforts basis.

Unless otherwise indicated by a prospectus supplement, in connection with the sale of the Common Shares on behalf of the Fund, EVD may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), and the compensation of EVD may be deemed to be underwriting commissions or discounts.

The offering of Common Shares pursuant to the Distribution Agreement will terminate upon the earlier of (i) the sale of all Common Shares subject thereto or (ii) termination of the Distribution Agreement.  The Fund and EVD each have the right to terminate the Distribution Agreement in its discretion at any time.

The Adviser will pay the expenses of the Offering (other than the applicable commissions).  Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including this prospectus and the Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the prospectus, SAI and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the Offering.

DISTRIBUTIONS

The Fund intends to make regular monthly cash distributions to Common Shareholders.  The amount of each monthly distribution will vary depending on a number of factors, including distributions payable on the APS or other costs of financial leverage.  As portfolio and market conditions change, the rate of distribution on the Common Shares and the Fund’s distribution policy could change.  Over time, the Fund will distribute all of its net investment income (after it pays accrued distributions on any outstanding APS or other costs of financial leverage).

The net investment income of the Fund will consist of all interest income accrued on portfolio investments, short-term capital gain (including short-term gains on options, futures and forward positions and gains on the sale of portfolio investments held for one year or less) in excess of long-term capital loss and income from certain hedging transactions, less all expenses of the Fund.  Expenses of the Fund will be accrued each day.  Substantially all of the Fund’s investment company taxable income will be distributed each year.  In addition, at least annually, the Fund intends to distribute any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss).  To the extent that the Fund’s net investment income and net capital gain for any year exceed the total monthly distributions paid during the year, the Fund will make a special distribution at or near year-end of such excess amount as may be required.  If the Fund’s total monthly distributions in any year exceed the amount of its net investment income and net capital gain for the year, any such excess would be characterized as a return of capital for federal income tax purposes.  Under the Investment Company Act of 1940, as amended (the “1940 Act”), for any distribution that includes amounts from sources other than net income, the Fund is required to provide Common Shareholders a written statement regarding the components of such distribution.  Such a statement will be provided at the time of any distribution believed to include any such amounts.

Common Shareholders may automatically reinvest some or all of their distributions in additional Common Shares pursuant to the Fund’s dividend reinvestment plan.  See “Dividend reinvestment plan.”

DIVIDEND REINVESTMENT PLAN

The Fund has established a dividend reinvestment plan (the “Plan”).  Under the Plan, a Common Shareholder may elect to have all dividend and capital gain distributions automatically reinvested in additional Common Shares, either purchased in the open market or newly issued by the Fund if the Common Shares are trading at or above their NAV.  Common Shareholders may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form.  If Common Shareholders do not participate, such  Common Shareholders will receive all distributions in cash paid by check mailed directly to them by American Stock Transfer & Trust Company, as dividend paying agent.  Common Shareholders who intend to hold their Common Shares through a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.  See “Dividend reinvestment plan.”

CLOSED-END STRUCTURE

Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder.  By comparison, mutual funds issue securities redeemable at NAV at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund’s investment objectives and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in the employment of financial leverage and in the ability to make certain types of investments, including investments in illiquid securities.

However, shares of closed-end funds frequently trade at a discount from their NAV.  Since inception, the market price of the Common Shares has fluctuated and at times traded below NAV, and at times has traded above the Fund’s NAV.  In recognition of the possibility that the Common Shares might trade at a discount to NAV and that any such discount may not be in the interest of Common Shareholders, the Board, in consultation with Eaton Vance, from time to time may review possible actions to reduce any such discount.  The Board might consider open market repurchases or tender offers for Common Shares at NAV.  There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to NAV per Common Share.  The Board might also consider the conversion of the Fund to an open-end management investment company.  The Board believes, however, that the closed-end structure is desirable, given the Fund’s investment objective and policies.  Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open-end management investment company.  Investors should note that the  existence of preferred shares to provide investment leverage could make a conversion to open-end form more difficult because of the voting rights of preferred shareholders, the costs of redeeming preferred shares and other factors.  See “Description of capital structure.”

SPECIAL RISK CONSIDERATIONS

Risk is inherent in all investing.  Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment.

Discount from or premium to NAV
The Offering will be conducted only when Common Shares of the Fund are trading at a price equal to or above the Fund’s NAV per Common Share plus the per Common Share amount of commissions.  As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares. The Fund’s Common Shares have traded at both a premium and at a discount to net asset value. The shares of closed-end management investment companies frequently trade at a discount from their NAV.  This is a risk separate and distinct from the risk that the Fund’s NAV may decrease.

Secondary market for the Common Shares
The issuance of Common Shares through the Offering may have an adverse effect on the secondary market for the Common Shares.  The increase in the amount of the Fund’s outstanding Common Shares resulting from the Offering may put downward pressure on the market price for the Common Shares of the Fund.  Common Shares will not be issued pursuant to the Offering at any time when Common Shares are trading at a price lower than a price equal to the Fund’s NAV per Common Share plus the per Common Share amount of commissions to be paid to EVD.

The Fund also issues Common Shares of the Fund through its dividend reinvestment plan.  See “Dividend reinvestment plan.” Common Shares may be issued under the plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common Shares of the Fund.

When the Common Shares are trading at a premium, the Fund may also issue Common Shares of the Fund that are sold through transactions effected on the NYSE Amex.  The increase in the amount of the Fund’s outstanding Common Shares resulting from that offering may also put downward pressure on the market price for the Common Shares of the Fund.

The voting power of current shareholders will be diluted to the extent that such shareholders do not purchase shares in any future Common Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the Adviser is unable to invest the proceeds of such offering as intended, the Fund’s per share distribution may decrease (or may consist of return of capital) and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned.

Investment and market risk
An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested.  An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which will generally trade in the over-the-counter (“OTC”) markets.  The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.  If the current national economic downturn deteriorates into a prolonged recession, the ability of municipalities to collect revenue and service their obligations could be materially and adversely affected.

Interest rate and income risk
The prices of municipal obligations tend to fall as interest rates rise. When interest rates decline, the value of municipal obligations held by the Fund can be expected to rise.  Conversely, when interest rates rise, the value of municipal obligations held by the Fund can be expected to decline.  Interest rate risk is the risk that the municipal securities in the Fund’s portfolio will decline in value because of increases in market interest rates.  In typical market interest rate environments, the prices of longer-term municipal securities tend to fluctuate more in price in response to changes in market interest rates than prices of shorter-term municipal securities.  A decline in the prices of the municipal obligations owned by the Fund would cause a decline in the NAV of the Fund, which could adversely affect the trading price of the Common Shares.  This risk is usually greater among municipal obligations with longer maturities or durations.  Although the Fund has no policy governing the maturities or durations of its investments, the Fund expects that it will generally invest in a portfolio of longer-term securities.  This means that the Fund’s share NAV and market price per share will fluctuate more in response to changes in market interest rates than if the Fund invested primarily in shorter-term municipal securities.

Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments.  As interest rates change, these bonds often fluctuate in price more than coupon bonds that make regular interest payments.  Because the Fund may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.  The Fund may utilize certain strategies, including taking positions in futures or interest rate swaps and forward rate contracts, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there can be no assurance that it will do so or that such strategies will be successful.

The income investors receive from the Fund is based primarily on the interest it earns from its investments, which can vary widely over the short- and long-term.  If long-term interest rates drop, investors’ income from the Fund over time could drop as well if the Fund purchases securities with lower interest coupons.  This risk is magnified when prevailing short-term interest rates increase and the Fund holds residual interest bonds.

The Fund incurs economic leverage by investing in residual interest bonds. Compared to similar fixed-rate municipal bonds, the value of these bonds will fluctuate to a greater extent in response to changes in prevailing long-term interest rates.  Moreover, the income earned on residual interest bonds will fluctuate in response to changes in prevailing short-term interest rates.  Thus, when such bonds are held by the Fund, an increase in short- or long-term market interest rates may adversely affect the income received from such bonds or the NAV of the Fund’s shares.

Call and other reinvestment risks
If interest rates fall, it is possible that issuers of callable bonds with high interest coupons will “call” (or prepay) their bonds before their maturity date.  If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to replace such called security with a lower yielding security.  If that were to happen, it could decrease the Fund’s dividends and possibly could affect the market price of Common Shares.  Similar risks exist when the Fund invests the proceeds from matured or traded municipal obligations at market interest rates that are below the Fund’s current earnings rate.

Credit risk
Credit risk is the risk that one or more municipal bonds in the Fund’s portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the bond experiences a decline in its financial status.  Securities rated in the fourth highest category (i.e., Baa by Moody’s or BBB by S&P or Fitch) are considered investment grade quality, but may have speculative characteristics. Changes in the credit quality of the issuers of municipal obligations held by the Fund will affect the principal value of (and possibly the income earned on) such obligations.  In addition, the value of such securities is affected by changes in general economic conditions and business conditions affecting the relevant economic sectors.  Changes by Rating Agencies in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Fund’s investments.  The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. The Fund may invest in unrated obligations for which Eaton Vance will make a credit quality determination for purposes of the Fund’s credit quality policy. To the extent that the Fund invests in such unrated obligations, the Fund’s credit quality will be more dependent on Eaton Vance’s credit analysis than if the Fund invested in only rated obligations.

The Fund may invest in municipal leases and participations in municipal leases.  The obligation of the issuer to meet its obligations under such leases is often subject to the ongoing appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations.  Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Although the Adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the Rating Agencies.  Credit ratings are based largely on the issuer’s historical financial condition and the Rating Agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition.  The rating assigned to a security by a Rating Agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the security.  Credit quality in the sectors of the market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security.

Liquidity risk
The Fund may invest without limitation in securities for which there is no readily available trading market or are subject to restrictions on resale, which includes residual interest bonds.  The Fund, by itself or together with other accounts managed by Eaton Vance and its affiliates, at times may hold a major portion of all of such securities.  Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when Eaton Vance believes it is advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held.  Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV.

The secondary market for some municipal obligations is less liquid than that for widely traded taxable debt obligations or widely traded municipal obligations.  No established resale market exists for certain of the municipal obligations in which the Fund may invest.  The Fund has no limitation on the amount of its assets that may be invested in securities that are not readily marketable or are subject to restrictions on resale.  In certain situations, the Fund could find it more difficult to sell such securities at desirable times and/or prices.  The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.  In addition, the limited liquidity could affect the market price of the securities, thereby adversely affecting the Fund’s NAV and ability to make distributions.

Municipal bond market risk
Investing in the municipal bond market involves certain risks.  Certain securities in which the Fund will invest will not be registered with the Securities and Exchange Commission (“SEC”) or any state securities commission and will not be listed on any national securities exchange.  The amount of public information available about the municipal obligations in the Fund’s portfolio is generally less than for corporate equities or bonds, and the investment performance of the Fund may, therefore, be more dependent on the analytical abilities of Eaton Vance than if the Fund were a stock fund or taxable bond fund.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments.  In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes.  Issuers of municipal securities might seek protection under the bankruptcy laws.  In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest to which it is entitled, and may obtain only a limited recovery or no recovery in such circumstances.  To enforce its rights in the event of default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses.  Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Current economic conditions may increase the likelihood that a municipal issuer will be unable to make timely payments of interest and principal or will default or seek protection under the bankruptcy laws and may increase the likelihood of legislation that will adversely effect the Fund’s investments in municipal obligations.  See “Investment objective, policies and risks – Special risk considerations – Current economic conditions – credit crisis liquidity and volatility risk.”

Insurance risk
The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts.  The credit quality of the companies that provide such credit enhancements will generally affect the value of those securities.  Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced defaults or otherwise suffered credit deterioration.  Such losses have reduced the insurers’ capital and may have called into question their continued ability to perform their obligations under such insurance if called upon in the future.  While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided, the rating of the underlying municipal security will generally be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating.  In such a case, the value of insurance associated with a municipal security would decline and may not add any value.  The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the Fund’s shares represented by such insured obligation.

Thus, in the event that any Rating Agency (or all of them) should downgrade its assessment of the claims-paying ability of a particular insurer, it could negatively impact the value of obligations insured by such insurer.  In addition, to the extent the Fund obtains separate insurance on an issuer (“Portfolio Insurance”), the Fund may be subject to certain restrictions on investments imposed by guidelines of the insurance companies issuing such Portfolio Insurance.  The Fund does not expect these guidelines to prevent Eaton Vance from managing the Fund’s portfolio in accordance with its investment objective and policies.

Risks of municipal leases and certificates of participation
The Fund may invest in municipal leases and certificates of participation that involve special risks not normally associated with general obligations or revenue obligations. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer), issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. The issuer’s obligations under such leases are often subject to the ongoing appropriation by a legislative body, on an annual or other basis, of funds for the payment thereof. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation. Certain municipal lease obligations owned by the Fund may be deemed illiquid, unless determined by the Adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities. In determining the liquidity of municipal lease obligations, the Adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the Adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of nonappropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) the rating, if any, assigned to the obligation and/or the governmental issuer by any nationally recognized statistical rating organization; (8) whether the obligation is insured as to the timely payment of principal and interest; and (9) all factors and information unique to the obligation in determining its liquidity.

Current economic conditions – credit crisis liquidity and volatility risk
The markets for many credit instruments, including municipal obligations, have experienced periods of illiquidity and extreme volatility since the latter half of 2007.  Since 2007 liquidity in the municipal bond market (the ability to buy and sell bonds readily) has been reduced.  The debt and equity capital markets in the United States have been negatively affected by significant write-offs in the financial services sector relating to sub-prime mortgages and the repricing of credit risk in the broader market, among other things.  These events, along with the deterioration of the housing market, the failure of major financial institutions and the concerns that other financial institutions as well as the global financial system are experiencing severe economic distress have materially and adversely affected the broader financial and credit markets.  General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which, in turn, have resulted in significant valuation uncertainties in a variety of debt securities, including municipal obligations.  In addition, during 2008, several major dealers of municipal bonds exited the market via acquisition or bankruptcy.  These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value.  These market conditions may make valuation of some of the Fund’s municipal obligations uncertain and/or result in sudden and significant valuation increases or declines in its holdings.  During times of reduced market liquidity, such as experienced recently, the Fund may not be able to sell securities readily at prices reflecting the underlying values of such securities or where carried on the Fund’s books.  Sales of large blocks of securities by market participants that are seeking liquidity can further reduce security prices in an illiquid market.  In addition, illiquidity and volatility in the credit markets may directly and adversely affect dividends on the Fund’s shares.

In response to the global economic downturn, governmental cost burdens may be reallocated among federal, state and local governments.  The Federal Government, Federal Reserve and other governmental and regulatory bodies have taken and are considering additional actions to address the financial crisis.  There can be no assurance as to what impact such actions will have on the markets for municipal obligations.  Laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes.  Issuers of municipal obligations might seek protection under the bankruptcy laws.  Due to the current state of uncertainty in the economy, the value of the municipal obligations held by the Fund may be subject to steep declines or increased volatility due to changes in performance or perception of the issuers.

The current economic and financial market conditions may continue to contribute to increased market volatility, may have long-term effects on the U.S. and worldwide financial markets; and may cause further economic uncertainties or deterioration in the United States and worldwide.  The prolonged continuation or further deterioration of the current U.S. and global economic downturn could adversely affect the Fund’s investments.  The Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the U.S. economy, markets and securities in the Fund’s portfolio.  The Adviser intends to monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

State specific risk
The Fund has no current intention to invest 25% or more of its gross assets (but may invest up to such amounts) in municipal obligations of issuers located in the same state (or U.S. territory), but reserves the flexibility to do so in the future.  If the Fund invests 25% or more of its gross assets in any one state (or U.S. territory), the Fund may be more susceptible to adverse economic, political or regulatory occurrences affecting a particular state (or territory).

Sector concentration risk
The Fund may invest 25% or more of its total assets in municipal obligations of issuers located in the same economic sector, including, but not limited to, lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state’s legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities, obligations of hospitals as well as obligations of the education and transportation sectors.  This may make the Fund more susceptible to adverse economic, political, or regulatory occurrences affecting a particular state or economic sector.  For example, health care related issuers are susceptible to changes in Medicaid reimbursement policies, and national and state health care legislation.  As concentration increases, so does the potential for fluctuation in the NAV of the Fund’s shares.

Residual interest bond risk

The Fund incurs economic leverage by investing in residual interest bonds.  Residual interest bonds are securities that pay interest at rates that vary inversely with changes in prevailing short-term tax-exempt interest rates and provide the economic effect of leverage.  Typically, such securities represent beneficial interests in a special purpose trust (sometimes called a “tender option bond trust”) formed by a third party sponsor, typically a broker, for the purpose of holding municipal bonds.  In general, income on residual interest bonds will decrease when short-term interest rates increase and increase when short-term interest rates decrease.  Investments in residual interest bonds may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal.  In addition, residual interest bonds may increase or decrease in value at a greater rate than the underlying securities, which effectively leverages the Fund’s investment.  The market value of such securities generally will be more volatile than that of conventional fixed rate securities.

Tender option bond trusts generally include liquidation triggers to protect the investor in the tender option bond.  Generally, the trusts do not have recourse to the investors (such as the Fund) in the residual interest securities.  However, in certain circumstances, the Fund may enter into a separate shortfall and forbearance agreement with the liquidity provider to holders of floating rate interests.  Although such an agreement would not give the holders of floating rate interests recourse to the Fund, it would entitle the liquidity provider to require the Fund to make payments in excess of the value of its initial investment in inverse floaters under certain circumstances.  Accordingly, in such instances, the assets of the Fund may be at greater risk of loss.  Consistent with SEC staff guidance, the Fund will segregate or earmark liquid assets with its custodian on a mark-to-market basis to cover any such payment obligations to liquidity providers.

Any economic effect of leverage through the Fund’s purchase of residual interest bonds will create an opportunity for increased share net income and returns, but will also create the possibility that the Fund’s long-term returns will be diminished if the cost of leverage exceeds the return on the residual interest bonds purchased with leverage by the Fund.

The amount of fees paid to Eaton Vance for investment advisory services will be higher if the Fund uses financial leverage because the fees will be calculated based on the Fund’s gross assets.   Gross assets include assets financed through the creation of tender option bond trusts, the issuance of preferred equity, borrowings  and other forms of financial leverage, which may create a conflict of interest between Eaton Vance and the Common Shareholders.

Residual interest bonds have varying degrees of liquidity based upon the liquidity of the underlying securities deposited in the associated tender option bond trust and other factors.  The market price of residual interest bonds is more volatile than the underlying securities due to leverage.  In circumstances where the Fund has a need for cash and the securities in a tender option bond trust are not actively trading, the Fund may be required to sell its residual interest bonds at less than favorable prices, or liquidate other Fund portfolio holdings.

Leverage risk
As discussed above, the Fund currently uses leverage created by issuing APS and investing in residual interest bonds.  The Adviser anticipates that the use of leverage (from the issuance of APS, any borrowings, and residual interest bonds) may result in higher income to Common Shareholders over time.  Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares and the risk that fluctuations in dividend rates on APS and costs of borrowings may affect the return to Common Shareholders.  APS dividends are based on the yields of short-term municipal obligations, while the proceeds of the Fund’s offering are invested in longer-term municipal obligations, which typically have higher yields.  To the extent the income derived from investments purchased with funds received from leverage exceeds the cost of leverage, the Fund’s distributions will be greater than if leverage had not been used.  Conversely, if the income from the investments purchased with such funds is not sufficient to cover the cost of leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used.  In the latter case, Eaton Vance, in its best judgment, may nevertheless determine to maintain the Fund’s leveraged position if it deems such action to be appropriate.  While the Fund has preferred shares outstanding, an increase in short-term rates would also result in an increased cost of leverage, which would adversely affect the Fund’s income available for distribution.  There can be no assurance that a leveraging strategy will be successful.

In addition, under current federal income tax law, the Fund is required to allocate a portion of any net realized capital gains or other taxable income to APS holders.  The terms of the Fund’s APS require the Trust to pay to any APS holders additional dividends intended to compensate the APS holders for taxes payable on any capital gains or other taxable income allocated to APS.  Any such additional dividends will reduce the amount available for distribution to Common Shareholders.  As discussed under “Management of the Fund,” the fee paid to Eaton Vance is calculated on the basis of the Fund’s gross assets, including proceeds from the issuance of APS, borrowings and the purchase of residual interest bonds, so the fees will be higher when leverage is utilized.  In this regard, holders of APS do not bear the investment advisory fee.  Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that Common Shareholders effectively bear the entire advisory fee.

The APS have been rated AAA by S&P.  The Fund currently intends to seek to maintain this rating or an equivalent credit rating from other Rating Agencies on the APS or any preferred shares it issues.  The Fund is subject to investment restrictions of the Rating Agencies as a result.  Any bank lender in connection with a credit facility or commercial paper program may also impose specific restrictions as a condition to borrowing. Such restrictions imposed by a Rating Agency or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the 1940 Act.  These covenants or guidelines do not currently and are not expected to impede Eaton Vance in managing the Fund’s portfolio in accordance with its investment objective and policies and it is not anticipated that they will so impeded Eaton Vance in the future.  See “Description of capital structure—Preferred shares.”

Financial leverage may also be achieved through the purchase of certain derivative instruments. The Fund’s use of derivative instruments exposes the Fund to special risks.  See “Investment objective, policies and risks—Additional investment practices” and “Investment objective, policies, and risks—Additional risk considerations.”

Derivatives risk
In addition to investing in residual interest bonds, the Fund may invest without limitation in other derivative instruments (which are instruments that derive their value from another instrument, security or index) acquired for hedging purposes.  The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments.  Derivative transactions, including options on securities and securities indices and other transactions in which the Fund may subject the Fund to increased risk of principal loss due to unexpected movements in securities prices and interest rates, and imperfect correlations between the Fund’s securities holdings and indices upon which derivative transactions are based.  Derivatives can be illiquid, may disproportionately increase losses, and may have a potentially large impact on the Fund’s performance.  The Fund also will be subject to credit risk with respect to the counterparties to any OTC derivatives contracts entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or no recovery in such circumstances. Derivatives may disproportionately increase losses and have a potentially large negative impact on the Fund’s performance.

Counterparty risk
Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to its derivatives positions and liquidity providers for the Fund’s residual interests bonds or other investments supported by another party’s credit will affect the value of those instruments.  Certain entities that have served as counterparties in the municipals markets have recently incurred significant financial hardships, including bankruptcy and material loss of credit standing as a result of exposure to sub-prime mortgages and other investments that have experienced defaults or otherwise suffered extreme credit deterioration.  As a result, such hardships have reduced these entities’ capital and called into question their continued ability to perform their obligations.  By using derivatives or other instruments that expose the Fund to counterparties, the Fund assumes the risk that its counterparties could experience future financial hardship.

Hedging risk
The Fund’s use of derivatives or other transactions to reduce risks involves costs and will be subject to Eaton Vance’s ability to predict correctly changes in the relationships of such hedging instruments to the Fund’s portfolio holdings or other factors.  No assurance can be given that Eaton Vance’s judgment in this respect will be correct.  In addition, no assurance can be given that the Fund will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so.  Hedging transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain, if any, in the value of the underlying asset in the Fund’s portfolio; the limited availability of such instruments; the loss of principal; the possible default of the other party to the transaction; illiquidity of the derivative investments; and the imperfect correlation between the tax-exempt and taxable markets.  Furthermore, the ability to successfully use hedging transactions depends on the Eaton Vance’s ability to predict pertinent market movements, which cannot be assured.  Thus, the use of hedging transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.

The purchase or sale of futures or swap contracts may result in losses in excess of the amount invested in the futures or swap contract.  While the Fund may enter into futures and swap contracts and options on futures contracts for hedging purposes, the use of futures and swap contracts and options on futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions.  There may be an imperfect correlation between the Fund’s portfolio holdings and futures or swap contracts or options on futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  The degree of imperfection of correlation depends on circumstances such as variations in market demand for futures, swaps, options on futures and their related securities, including technical influences in futures, swaps and futures options trading, and differences between the securities markets and the securities underlying the standard contracts available for trading.  Furthermore, the Fund’s use of futures and swap contracts and options on futures contracts to reduce risk involves costs and will be subject to Eaton Vance’s ability to correctly predict changes in interest rate relationships or other factors.

There are several risks associated with hedging transactions in options on securities.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its investment objective.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Inflation risk/deflation risk
Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions thereon can decline.  In addition, during periods of rising inflation, short-term interest rates and the Fund’s cost of leverage would likely increase, reducing returns to the Common Shareholders to the extent that such increased cost is not offset by commensurately higher income.  Also, distribution rates of preferred shares would likely increase, which would tend to further reduce returns to Common Shareholders.  Deflation risk is the risk that prices throughout the economy decline over time − the opposite of  inflation.  Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s investments.

Duration and maturity risk
The Fund has no set policy regarding portfolio maturity or duration.  Holding long duration and long maturity investments will expose the Fund to certain magnified risks. These risks include interest rate risk, credit risk and liquidity risks as discussed above.

Tax risk
The value of the Fund’s investments and its NAV may be adversely affected by changes in tax rates and policies.  Because interest income from municipal obligations normally is not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal obligations.  This could, in turn, affect the Fund’s NAV and ability to acquire and dispose of municipal obligations at desirable yield and price levels.  The Fund is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are otherwise indifferent to the federal income tax consequences of their investments.  See “Distributions and taxes.”

Management risk
The Fund is subject to management risk because it is an actively managed portfolio. Eaton Vance and the individual portfolio managers invest the assets of the Fund as they deem appropriate in implementing the Fund’s investment strategy. Accordingly, the success of the Fund depends upon the investment skills and analytical abilities of Eaton Vance and the individual portfolio managers to develop and effectively implement investment strategies that achieve the Fund’s investment objective. There is no assurance that Eaton Vance and the individual portfolio managers will be successful in developing and implementing the Fund’s investment strategy. Subjective decisions made by Eaton Vance and the individual portfolio managers may cause the Fund to incur losses or to miss profit opportunities on which it could otherwise have capitalized.

Market disruption
The war in Iraq, instability in the Middle East and terrorist attacks around the world may adversely affect the performance of U.S. and worldwide financial markets and may cause economic uncertainties in the U.S. and elsewhere. The Fund cannot predict the future course of world affairs or the effects of significant future events on the U.S. economy and securities markets. Given these risks, an investment in the Common Shares may not be appropriate for all investors. You should carefully consider your ability to assume these risks before making an investment in the Fund.

Anti-takeover provisions
The Fund’s Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Fund or to change the composition of the Board. See “Description of capital structure—Anti-takeover provisions in the Declaration of Trust.”

Summary of Fund expenses                                                                [to be updated]

The purpose of the table below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The table reflects the issuance of preferred shares in an amount equal to [   %] of the Fund’s total assets and borrowings in an amount equal to [  %] of the Fund’s total assets (including the proceeds of all such leverage) and shows Fund expenses as a percentage of net assets attributable to Common Shares (1)(2).

Common Shareholder transaction expenses
Sales Load (as a percentage of offering price)	[ ]%(3)
Offering expenses borne by the Common Shareholders(4)	[ ]%
Dividend reinvestment plan fees	None(5)

Percentage of Net Assets Attributable to Common Shares (Assuming Leverage as Described Above)

Annual expenses
Management fee	[ ]%(6)
Other expenses	[ ]%
Interest payments on borrowings	[ ]%(7)
Total annual expenses	[ ]%
Dividends on preferred shares	[ ]%
Total annual Fund operating expenses and dividends on preferred shares	[ ]%

EXAMPLE

The following example illustrates the expenses, including the applicable at-the-market transaction fees and estimated offering costs of $[  ] that a Common Shareholder would pay on a $1,000 investment that is held for the time periods provided in the table.  The Example assumes that all dividends and other distributions are reinvested in the Fund and that the Fund’s total annual expenses and dividends on preferred shares, with the applicable expense limitations, as provided above, remain the same.  The Example assumes a 5% annual return.(8)

1 Year	3 Years	5 Years	10 Years
$	$	$	$

The example should not be considered a representation of future expenses.  Actual expenses may be higher or lower.  The Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
__________

(1)
On January 15, 2003, the Fund issued 1,750 Series A APS and 1,750 Series B APS, with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends.  As of [May 31], 2011, [1,712] APS had been redeemed.  The APS have seniority over the Common Shares.  As of [May 31], 2011, the Fund had [__] outstanding borrowings and had leverage in the form of residual interest bonds in addition to outstanding APS.

(2)
The Adviser will pay the expenses of the Offering (other than the applicable commissions).  Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including this prospectus and the Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the prospectus, SAI and/or marketing materials, associated filing fees, NYSE Amex listing fees, and legal and auditing fees associated with the Offering.

(3)	Assuming a Common Share offering price of $[__] (the Fund’s closing price on the NYSE Amex on [May 31], 2011).

(4)
Assuming estimated offering costs of $[  ] and a Common Share offering price of $[  ] (the Fund’s closing price on the NYSE Amex on [May 31], 2011). The Adviser will pay the expenses of the Offering (other than the applicable commissions).  Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including this prospectus and the Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the prospectus, SAI and/or marketing materials, associated filing fees, NYSE Amex listing fees, and legal and auditing fees associated with the Offering.

(5)	You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

(6)
The advisory fee paid by the Fund to the Adviser is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize.  The fee table figure is based on net assets and assumes [  ]% leverage in the investment advisory fee.  For example as of [May 31], 2011, the Fund’s net assets were approximately $[  ] and gross assets were approximately $[   ]. Stated as a percentage of net assets attributable to Common Shares assuming no Interest Expenses on the economic effects of leverage from investment in residual interest bonds, the Fund’s expenses would be as follows:

Percentage of Net Assets Attributable to Common Shares (Assuming No Leverage)
Annual Expenses
Investment Advisory Fee	0.55%
Other Expenses	%
Total Annual Expenses	%

(7)
Assumes an interest rate on borrowings of [     ]% and a dividend rate on preferred shares of [     ]%.  Such rates are estimates and may differ based on varying market conditions that may exist as and when borrowings are made and preferred shares are issued.  The current interest rate on borrowings is [    ]% and the current dividend rate on preferred shares is [   ]%.

(8)
The example assumes that the estimated Other expenses set forth in the Annual expenses table are accurate, that fees and expenses increase as described in note 2 above and that all distributions are reinvested at NAV.  Actual expenses may be greater or less than those assumed.  Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Financial highlights and investment performance

FINANCIAL HIGHLIGHTS TABLE

Information contained in the table below under the headings “Per Share Operating Performance” and “Ratios/Supplemental Data” shows the audited operating performance of the Fund for the life of the Fund.

TRADING AND NAV INFORMATION

The following table shows for the Common Shares for each full quarter during the period from December 1, 2006 through [   May 31], 2011:  (1) the high and low closing prices as reported on the NYSE Amex; (2) the NAV per Common Share represented by each of the high and low closing prices as reported on the NYSE Amex; and (3) the discount from or premium to NAV per Common Share (expressed as a percentage) represented by these closing prices.  The table also sets forth the aggregate number of shares traded as shown on the NYSE Amex Composite Transaction Tape during the period.

	Price	NAV	Premium/(Discount) to NAV

	High	Low	High	Low	Reported NYSE Amex Volume
Period from December 1, 2006 through [May 31], 2011 [etc. for each quarter through last completed quarter]

The Fund

Eaton Vance Municipal Bond Fund II (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund was organized as a Massachusetts business trust on October 3, 2002 pursuant to an Agreement and Declaration of Trust governed by the laws of The Commonwealth of Massachusetts and commenced operations on November 29, 2002.  The Fund’s principal office is located at Two International Place, Boston, Massachusetts 02110 and its telephone number is 1-800-225-6265.

On January 15, 2003, the Fund issued 1,750 Series A APS and 1,750 Series B APS, with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends.  As of [May 31], 2011, [1,712] APS had been redeemed.  The APS have seniority over the Common Shares.  As of [May 31], 2011, the Fund had [__] outstanding borrowings and had leverage in the form of residual interest bonds in addition to outstanding APS.  At a joint Special Meeting of Shareholders held on January 29, 2010, shareholders of the Fund approved a modification to the Fund’s 80 percent policy to eliminate the requirement to invest primarily in insured municipal obligations. Effective February 1, 2010, the Fund is required, under normal market conditions, to invest at least 80 percent of net assets in municipal obligations rated A or better by Moody’s, S&P or Fitch and the Fund eliminated “Insured” from its name. For purposes of the Fund’s 80 percent requirement, the rating of insured obligations will be deemed to be the higher of the claims-paying rating of the insurer and the rating of the underlying issue.

The following provides information about the Fund’s outstanding shares as of [May 31], 2011:

Class	Amount Authorized	Amount Held by the Trust or for its Account	Amount Outstanding
Common Shares	Unlimited	[0]

APS – Series A		[0]	894

APS – Series B		[0]	894

The Offering

This prospectus applies to [                ] shares of beneficial interest (the “Common Shares”) of the Fund, which may be issued and sold from time to time by the Fund (the “Offering”) through Eaton Vance Distributors, Inc. (“EVD”), as distributor and principal underwriter, through broker-dealers who have entered into selected dealer agreements with EVD.  See “Plan of distribution.”  The Common Shares will be sold at market prices, which shall be determined with reference to trades on the NYSE Amex, subject to a minimum price to be established each day by the Fund.  The minimum price on any day will not be less than the current net asset value (“NAV”) per Common Share plus the per Common Share amount of the sales commission to be paid to EVD.  The Fund and EVD will suspend the sale of Common Shares if the per Common Share price is less than the minimum price.  The Fund will compensate EVD with respect to sales of the Common Shares at a fixed commission rate based upon the premium at which the Fund’s Common Shares are trading on the NYSE Amex on the day of the sale transaction according to the following schedule:

Market Price Premium of Common Shares to NAV on Day of Sale	Commission
1.0% up to and including 2.0%	[1.0%]
Over 2.0% up to and including 3.0%	[1.75%]
Over 3.0% up to and including 4.0%	[2.5%]
Over 4.0%	[3.0%]

EVD will compensate broker-dealers participating in the offering based on the number of Common Shares sold by the broker-dealer in an amount equal to 80% of the applicable gross commission paid by the Fund to EVD according to the schedule above.  EVD may from time to time change the dealer re-allowance.  The Fund will retain the value of the difference between the premium of the Common Shares and the commission paid on the sale of the Common Shares in the Offering.  In all cases, the Fund will receive as net proceeds per Common Share sold an amount at least equal to the NAV per Common Share.  As of [May 31], 2011, the last reported sales price of a Common Share of the Fund on the NYSE Amex was $[___].

Use of proceeds

It is expected that the net proceeds of the Offering will be invested in accordance with the Fund’s investment objective and policies.  The Fund anticipates that it will be possible to invest the proceeds of the Offering consistent with the Fund’s investment objective and policies almost immediately.

Portfolio composition [to be determined]

As of [May 31], 2011, the following sets forth certain information with respect to the characteristics and composition of the Fund’s investment portfolio:

Percentage of total investment portfolio invested in investment grade obligations	[_____]%

Percentage of total investment portfolio invested in obligations rated below investment grade	[_____]%

Rating		Percent

AAA
AA
A
BBB
BB
B
C
Not rated

	Total	100.0

________________
(1)           Ratings:  Using the higher of S&P’s, Moody’s or Fitch’s ratings on the Fund’s investments. S&P and Fitch rating categories may be modified further by a plus (+) or minus (—) in AA, A, BBB, BB, B, and CCC ratings. Moody’s rating categories may be modified further by a 1, 2 or 3 in Aa, A, Baa, Ba, B, and Caa ratings.  These ratings include the ratings held by tender option bond trusts in which the Fund holds a residual interest.

Investment objective, policies and risks

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide current income exempt from federal income tax, including alternative minimum tax.  This income will be earned by investing primarily in high grade municipal obligations that are not subject to alternative minimum tax.  Investments are based on the municipal securities research, trading and portfolio management of the Fund’s investment adviser, Eaton Vance Management (“Eaton Vance” or the “Adviser”), which generally are not available to individual investors.  The Fund’s net asset value (“NAV”) and distribution rate will vary and may be affected by several factors, including changes in interest rates and the credit quality of municipal issuers.  Fluctuations in NAV may be magnified as a result of the Fund’s use of leverage, which may be a speculative investment technique.  An investment in the Fund may not be appropriate for all investors, particularly those subject to the federal income tax.  Securities will be purchased and sold in an effort to maintain a competitive yield.  There is no assurance that the Fund will achieve its investment objective.

PORTFOLIO PARAMETERS

General composition of the Fund
During normal market conditions, the Fund will invest at least 80% of its net assets in debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax, including alternative minimum tax (“municipal obligations”), that are rated A or better by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”).

The Fund primarily invests in high grade municipal obligations. Up to 20% of the Fund's net assets may be invested in unrated obligations deemed by the Adviser to be of investment grade quality (i.e., rated at least Baa or higher by Moody’s or BBB or higher by S&P or Fitch).  Accordingly, the Fund does not intend to invest any of its assets in obligations rated below investment grade or in comparable unrated obligations.  When an obligation is rated in different rating categories by Moody’s, S&P or Fitch, the highest rating applies.  From time to time, the Fund may hold obligations that are unrated but judged to be of comparable quality by the Adviser. Under normal market conditions, the Fund expects to be fully invested (at least 95% of its net assets) in accordance with its investment objective.  For purposes of the Fund’s 80 percent requirement, the rating of insured obligations will be deemed to be the higher of the claims-paying rating of the insurer and the rating of the underlying issue. Insurance does not protect the market value of such obligations or the net asset value of the Fund. The value of an obligation will be affected by the credit standing of its insurer.  For a description of municipal obligation ratings, see Appendix A to the Statement of Additional Information.

The foregoing credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a Rating Agency downgrades its assessment of the credit characteristics of a particular issue or withdraws its assessment.  In determining whether to retain or sell such a security, Eaton Vance may consider such factors as Eaton Vance’s assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other Rating Agencies.  Although Eaton Vance considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by Rating Agencies.  Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.

The Fund will not invest in municipal obligations that are collateralized by the proceeds from class action or other litigation against the tobacco industry.

Municipal obligations
Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of issuer’s counsel (or on the basis of other reliable authority), exempt from regular federal income tax.  Public purpose municipal bonds include general obligation and revenue bonds.  General obligation bonds are backed by the taxing power of the issuing municipality.  Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source.  Some revenue bonds are payable solely or partly from funds that are subject to annual appropriations by a state’s legislature.  Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes.  Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.

The Fund may purchase municipal obligations that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies that provide such credit enhancements will affect the value of those securities.  Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund’s current yield.  The insurance feature does not guarantee the market value of the insured obligations or the NAV of the Fund’s shares. To the extent that securities held by the Fund are insured as to principal and interest payments by insurers whose claims-paying ability is downgraded by a Rating Agency, the value of such security may be affected.

Interest income from certain types of municipal obligations may be a tax preference item for purposes of the federal alternative minimum tax (the “AMT”) for individual investors.  Distributions to corporate investors of certain interest income may also be indirectly subject to the AMT.  The Fund may not be suitable for investors subject to the AMT.

Zero-coupon bonds
Some of the securities in which the Fund invests may include so-called “zero-coupon” bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently.  Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security.  The Fund is required to take into account income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute substantially all of its income for each taxable year.  Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

Residual interest bonds
Residual interest bonds, also known as inverse floating rate securities or inverse floaters, are securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Generally, residual interest bonds represent beneficial interests in a special purpose trust (commonly called a tender option bond trust) formed by a third party sponsor for the purpose of holding municipal bonds. The special purpose trust typically sells two classes of beneficial interests or securities: short-term floating rate municipal securities (sometimes referred to as short-term floating rate securities), which are sold to third party investors, and residual interest bonds, which the Fund would purchase. The short-term floating rate security will be linked to a reference interest rate (such as the London Interbank Offered Rate (“LIBOR”) or the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Bond Swap Index), and the tender option bond trust’s income will be used to pay the coupon on the short-term floating rate security, with any remaining income going toward the residual interest bond. The short-term floating rate securities have first priority on the cash flow from the municipal bonds held by the special purpose trust. Typically, a third party, such as a bank, broker-dealer or other financial institution, grants the floating rate security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees. The holder of the short-term floating rate security effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered short-term floating rate securities in the event of certain defaults or a significant downgrade in the credit rating assigned to the bond issuer. For its residual interest bonds investment, the Fund receives the residual cash flow from the special purpose trust. Because the holder of the short-term floating rate security is generally assured liquidity at the face value of the security, the Fund as the holder of the residual interest bond assumes the interest rate cash flow risk and the market value risk associated with the municipal security deposited into the special purpose trust. The volatility of the interest cash flow and the residual market value will vary with the degree to which the trust is leveraged. This is expressed in the ratio of the face value of the short-term floating rate securities in relation to the residual interest bonds that are issued by the special purpose trust. All voting rights and decisions to be made with respect to any other rights relating to the municipal bonds held in the special purpose trust are passed through to the Fund, as the holder of the residual interest bonds. Under Financial Accounting Standards Board (FASB) Statement No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities,” when the Fund deposits municipal bonds in a tender option bond trust the Fund accounts for the transaction described above as a secured borrowing by including the fixed rate bond held by the special purpose trust in its portfolio of investments and the floating rate notes as a liability. A tender option bond trust can be collapsed or closed by either the holder of the residual interest bonds (such as the Fund) or by the liquidity provider. Generally, because the Fund may act to collapse the tender option bond trust and receive the value of the residual interests bonds held by the Fund within seven days, such residual interest bonds are considered liquid securities when held by the Fund. The Fund incurs economic leverage by investing in residual interest bonds.

Because increases in either the interest rate on the securities or the value of indexes (with which residual interest bonds maintain their inverse relationship) reduce the residual interest paid on residual interest bonds, residual interest bonds’ value is generally more volatile than that of fixed rate bonds. Residual interest bonds have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. These securities generally will underperform the market of fixed rate bonds in a rising short term interest rate environment, but tend to outperform the market of fixed rate bonds when short term interest rates decline or remain relatively stable. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity.

The Adviser may determine to invest in residual interest bonds rather than investing directly in municipal bonds because the embedded leverage provides an opportunity to earn enhanced income. The residual interest payments to which the Fund is entitled consists of all of the interest paid on all of the bonds held in the tender option bond trust less the interest payable to floating rate interest holders and the expenses of the trust. Accordingly, if the short-term rates payable to the floating rate interest holder are lower than the long-term rates on the municipal bonds held in the trust, the Fund as the residual interest holder will receive (i) the difference between these amounts on the portion of the tender option bond trust attributable to floating rate interests; plus (ii) the interest on such municipal bonds on the portion of the tender option bond trust attributable to residual interests; minus trust expenses.

The Fund will invest in residual interest bonds primarily for investment purposes.

ADDITIONAL INVESTMENT PRACTICES

When-issued securities
The Fund may purchase securities on a “when-issued” basis, which means that payment and delivery occur on a future settlement date.  The price and yield of such securities are generally fixed on the date of commitment to purchase.  However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than the Fund agreed to pay for them.  The Fund may be required to maintain a segregated account of liquid assets equal to outstanding purchase commitments.  The Fund may also purchase instruments that give the Fund the option to purchase a municipal obligation when and if issued.

Futures transactions
The Fund may purchase and sell various kinds of financial futures contracts and options thereon to seek to hedge against changes in interest rates or for other risk management purposes.  For example, futures contracts may sometimes be used to seek to reduce the additional long-term interest rate risk the Fund bears by holding residual interest municipal bonds.  Futures contracts may be based on various debt securities and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade).  Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Fund’s initial investment in these contracts.  The Fund only will purchase or sell futures contracts or related options in compliance with the rules of the Commodity Futures Trading Commission.  These transactions involve transaction costs.  There can be no assurance that Eaton Vance’s use of futures will be advantageous to the Fund.  Distributions by the Fund of any gains realized on the Fund’s transactions in futures and options on futures will be taxable.  Rating Agency guidelines on any preferred shares issued by the Fund may limit use of these transactions.

Interest rate swaps and forward rate contracts
Interest rate swaps involve the exchange by the Fund with another party of its commitment to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments).  The Fund will only enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).  The Fund may also enter forward rate contracts.  Under these contracts, the buyer locks in an interest rate at a future settlement date.  If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates.  If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.  Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive.  The net amount of the excess, if any, of the Fund’s obligations over its entitlements will be maintained in a segregated account by the Fund’s custodian.  The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser.  If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.  These instruments are traded in the over-the-counter (“OTC”) market.

Investment company securities
The Fund may purchase common shares of closed-end investment companies that have investment objectives and policies similar to those of the Fund.  In addition to providing tax-exempt income, such securities may provide capital appreciation.  Such investments, which may also be leveraged and subject to the same risks as the Fund, will not exceed 10% of total assets, and no such company will be affiliated with Eaton Vance.  These companies bear fees and expenses that the Fund will incur indirectly.

INVESTMENT PROCESS

A team of Eaton Vance investment professionals is responsible for the overall management of the Fund’s investments.  The Fund’s investments are actively managed, and may be bought or sold on a daily basis.  The Adviser uses a variety of techniques that are designed to help control risk and seek to minimize the Fund’s exposure to loss of principal value due to defaults and declines in the value of portfolio investments.  There is no guarantee that it will be successful in its investment objective.

The Adviser’s staff monitors the credit quality and price of securities and instruments held by the Fund, as well as other securities and instruments that are available for investment.  The Fund is not required to dispose of an investment in the event that a Rating Agency downgrades its assessment of the credit characteristics of a particular issue or withdraws its assessment, including in the event of a default.  In determining whether to retain or sell such an investment, the Adviser may consider such factors as the Adviser’s assessment of the credit quality of the issuer of such investment, the price at which such investment could be sold and the rating, if any, assigned to such investment by other Rating Agencies.

USE OF LEVERAGE

As described herein, the Fund may invest in residual interest bonds, which have the economic effect of leverage.  In addition, the Fund currently uses leverage created by issuing APS.  On January 15, 2003, the Fund issued 1,750 Series A APS and 1,750 Series B APS, with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends.  As of [May 31], 2011, [1,712] APS had been redeemed.  The APS have seniority over the Common Shares.  As of [May 31], 2011, the Fund had [__] outstanding borrowings and had leverage in the form of residual interest bonds in addition to outstanding APS.  The Adviser anticipates that the use of leverage (from such issuance of APS, any borrowings and residual interest bonds) may result in higher income to Common

Shareholders over time.  Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks.  There can be no assurance that a leveraging strategy will be successful.

The costs of the financial leverage program (from any issuance of preferred shares, any borrowings, and residual interest bonds) are borne by Common Shareholders and consequently result in a reduction of the NAV of Common Shares.  During periods in which the Fund is using leverage, the fees paid to Eaton Vance for investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s gross assets, including proceeds from the issuance of preferred shares, borrowings and interests in residual interest bonds.  In this regard, holders of debt or preferred securities do not bear the investment advisory fee.  Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that Common Shareholders effectively bear the entire advisory fee.

Leverage creates risks for holders of the Common Shares, including the likelihood of greater volatility of NAV and market price of the Common Shares.  There is a risk that fluctuations in the distribution rates on any outstanding preferred shares may adversely affect the return to the holders of the Common Shares.  If the income from the investments purchased with such funds is not sufficient to cover the cost of leverage, the return on the Fund will be less than if leverage had not been used, and, therefore, the amount available for distribution to Common Shareholders will be reduced.  The Adviser in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate in the circumstances.

Changes in the value of the Fund’s investment portfolio (including investments bought with the proceeds of leverage) will be borne entirely by the Common Shareholders.  If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, the leverage will decrease (or increase) the NAV per Common Share to a greater extent than if the Fund were not leveraged.  During periods in which the Fund is using leverage, the fees paid to Eaton Vance for investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s gross assets, including the proceeds from the issuance of preferred shares, borrowings and investment in residual interest bonds.  As discussed under “Description of capital structure,” the Fund’s issuance of preferred shares may alter the voting power of Common Shareholders.

Capital raised through leverage will be subject to distribution and/or interest payments, which may exceed the income and appreciation on the assets purchased.  The issuance of preferred shares involves offering expenses and other costs and may limit the Fund’s freedom to pay distributions on Common Shares or to engage in other activities.  The issuance of a class of preferred shares having priority over the Common Shares creates an opportunity for greater return per Common Share, but at the same time such leveraging is a speculative technique that will increase the Fund’s exposure to capital risk.  Unless the income and appreciation, if any, on assets acquired with offering proceeds exceed the cost of issuing additional classes of securities (and other Fund expenses), the use of leverage will diminish the investment performance of the Common Shares compared with what it would have been without leverage.

The Fund is subject to certain restrictions on investments imposed by guidelines of one or more Rating Agencies that issued ratings for preferred shares issued by the Fund.  These guidelines impose asset coverage or Fund composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.  These covenants or guidelines do not currently and are not expected to impede Eaton Vance in managing the Fund’s portfolio in accordance with its investment objective and policies and it is not anticipated that they will so impeded Eaton Vance in the future.

Under the 1940 Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the total asset value of the Fund’s portfolio is at least 200% of the liquidation value of the outstanding preferred shares plus the amount of any senior security representing indebtedness (i.e., such liquidation value and amount of indebtedness may not exceed 50% of the Fund’s total assets).  In addition, the Fund is not permitted to declare any cash distribution on its Common Shares unless, at the time of such declaration, the NAV of the Fund’s portfolio (determined after deducting the amount of such distribution) is at least 200% of such liquidation value plus amount of indebtedness.  The Fund intends, to the extent possible, to purchase or redeem preferred shares, from time to time, to maintain coverage of any preferred shares of at least 200%.  [As of  [May 31], 2011, the outstanding APS and the outstanding borrowings represented [    ]% leverage, and there was an asset coverage of the APS of [    ]%.]  Normally, holders of the Common Shares will elect six of the Trustees of the Fund and holders of any preferred shares will elect two.  In the event the Fund fails to pay distributions on its preferred shares for two years, preferred shareholders would be entitled to elect a majority of the Trustees until the preferred distributions in arrears are paid.

Under the 1940 Act, the Fund is not permitted to incur indebtedness, including through the issuance of debt securities, unless immediately thereafter the total asset value of the Fund’s portfolio is at least 300% of the liquidation value of the outstanding indebtedness (i.e., such liquidation value may not exceed 33 1/3% of the Fund’s total assets).  If the Fund borrows money or enters into a commercial paper program, the Fund intends, to the extent possible, to retire outstanding debt, from time to time, to maintain coverage of any outstanding indebtedness of at least 300%.  As of [May 31], 2011, there were [__] outstanding borrowings.  Leverage created through the use of residual interest bonds is not considered to be indebtedness pursuant to the 1940 Act.

To qualify for federal income taxation as a “regulated investment company,” the Fund must distribute in each taxable year at least 90% of its net investment income (including net interest income and net short-term gain).  The Fund also will be required to distribute annually substantially all of its income and capital gain, if any, to avoid imposition of a nondeductible 4% federal excise tax.  If the Fund is precluded from making distributions on the Common Shares because of any applicable asset coverage requirements, the terms of the preferred shares may provide that any amounts so precluded from being distributed, but required to be distributed for the Fund to meet the distribution requirements for qualification as a regulated investment company, will be paid to the holders of the preferred shares as a special distribution.  This distribution can be expected to decrease the amount that holders of preferred shares would be entitled to receive upon redemption or liquidation of the shares.

Successful use of a leveraging strategy may depend on the Adviser’s ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

[Assuming the utilization of leverage in the amount of [  ]% of the Fund’s gross assets and an annual dividend rate on preferred shares of [  ]% and an annual interest rate of [  ]% on borrowings payable on such leverage based on market rates as of the date of this prospectus, the additional income that the Fund must earn (net of expenses) in order to cover such dividend payments is [   ]%.  The Fund’s actual cost of leverage will be based on market rates at the time the Fund undertakes a leveraging strategy, and such actual costs of leverage may be higher or lower than that assumed in the previous example.]

[The following table is designed to illustrate the effect on the return to a holder of the Common Shares of leverage in the amount of approximately [   ]% of the Fund’s gross assets, assuming hypothetical annual returns of the Fund’s portfolio of minus 10% to plus 10%.  As the table shows, leverage generally increases the return to Common Shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assumed portfolio return (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Common Share return assuming [__]% leverage	( )%	( )%	( )%	[ ]%	[ ]%

ADDITIONAL RISK CONSIDERATIONS

Discount from or premium to NAV
The Offering will be conducted only when Common Shares of the Fund are trading at a price equal to or above the Fund’s NAV per Common Share plus the per Common Share amount of commissions.  As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares. The Fund’s Common Shares have traded at both a premium and at a discount to net asset value. The shares of closed-end management investment companies frequently trade at a discount from their NAV.  This is a risk separate and distinct from the risk that the Fund’s NAV may decrease.

Secondary market for the Common Shares
The issuance of Common Shares through the Offering may have an adverse effect on the secondary market for the Common Shares.  The increase in the amount of the Fund’s outstanding Common Shares resulting from the Offering may put downward pressure on the market price for the Common Shares of the Fund.  Common Shares will not be issued pursuant to the Offering at any time when Common Shares are trading at a price lower than a price equal to the Fund’s NAV per Common Share plus the per Common Share amount of commissions to be paid to EVD.

The Fund also issues Common Shares of the Fund through its dividend reinvestment plan.  See “Dividend reinvestment plan.” Common Shares may be issued under the plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common Shares of the Fund.

When the Common Shares are trading at a premium, the Fund may also issue Common Shares of the Fund that are sold through transactions effected on the NYSE Amex.  The increase in the amount of the Fund’s outstanding Common Shares resulting from that offering may also put downward pressure on the market price for the Common Shares of the Fund.

The voting power of current shareholders will be diluted to the extent that such shareholders do not purchase shares in any future Common Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the Adviser is unable to invest the proceeds of such offering as intended, the Fund’s per share distribution may decrease (or may consist of return of capital) and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned.

Investment and market risk
An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested.  An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which will generally trade in the over-the-counter (“OTC”) markets.  The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.  If the current national economic downturn deteriorates into a prolonged recession, the ability of municipalities to collect revenue and service their obligations could be materially and adversely affected.

Interest rate and income risk
The prices of municipal obligations tend to fall as interest rates rise. When interest rates decline, the value of municipal obligations held by the Fund can be expected to rise.  Conversely, when interest rates rise, the value of municipal obligations held by the Fund can be expected to decline.  Interest rate risk is the risk that the municipal securities in the Fund’s portfolio will decline in value because of increases in market interest rates.  In typical market interest rate environments, the prices of longer-term municipal securities tend to fluctuate more in price in response to changes in market interest rates than prices of shorter-term municipal securities.  A decline in the prices of the municipal obligations owned by the Fund would cause a decline in the NAV of the Fund, which could adversely affect the trading price of the Common Shares.  This risk is usually greater among municipal obligations with longer maturities or durations.  Although the Fund has no policy governing the maturities or durations of its investments, the Fund expects that it will generally invest in a portfolio of longer-term securities.  This means that the Fund’s share NAV and market price per share will fluctuate more in response to changes in market interest rates than if the Fund invested primarily in shorter-term municipal securities.

Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments.  As interest rates change, these bonds often fluctuate in price more than coupon bonds that make regular interest payments.  Because the Fund may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.  The Fund may utilize certain strategies, including taking positions in futures or interest rate swaps and forward rate contracts, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there can be no assurance that it will do so or that such strategies will be successful.

The income investors receive from the Fund is based primarily on the interest it earns from its investments, which can vary widely over the short- and long-term.  If long-term interest rates drop, investors’ income from the Fund over time could drop as well if the Fund purchases securities with lower interest coupons.  This risk is magnified when prevailing short-term interest rates increase and the Fund holds residual interest bonds.

The Fund incurs economic leverage by investing in residual interest bonds. Compared to similar fixed-rate municipal bonds, the value of these bonds will fluctuate to a greater extent in response to changes in prevailing long-term interest rates.  Moreover, the income earned on residual interest bonds will fluctuate in response to changes in prevailing short-term interest rates.  Thus, when such bonds are held by the Fund, an increase in short- or long-term market interest rates may adversely affect the income received from such bonds or the NAV of the Fund’s shares.

Call and other reinvestment risks
If interest rates fall, it is possible that issuers of callable bonds with high interest coupons will “call” (or prepay) their bonds before their maturity date.  If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to replace such called security with a lower yielding security.  If that were to happen, it could decrease the Fund’s dividends and possibly could affect the market price of Common Shares.  Similar risks exist when the Fund invests the proceeds from matured or traded municipal obligations at market interest rates that are below the Fund’s current earnings rate.

Credit risk
Credit risk is the risk that one or more municipal bonds in the Fund’s portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the bond experiences a decline in its financial status.  Securities rated in the fourth highest category (i.e., Baa by Moody’s or BBB by S&P or Fitch) are considered investment grade quality, but may have speculative characteristics. Changes in the credit quality of the issuers of municipal obligations held by the Fund will affect the principal value of (and possibly the income earned on) such obligations.  In addition, the value of such securities is affected by changes in general economic conditions and business conditions affecting the relevant economic sectors.  Changes by Rating Agencies in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Fund’s investments.  The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. The Fund may invest in unrated obligations for which Eaton Vance will make a credit quality determination for purposes of the Fund’s credit quality policy. To the extent that the Fund invests in such unrated obligations, the Fund’s credit quality will be more dependent on Eaton Vance’s credit analysis than if the Fund invested in only rated obligations.

The Fund may invest in municipal leases and participations in municipal leases.  The obligation of the issuer to meet its obligations under such leases is often subject to the ongoing appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations.  Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Although the Adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the Rating Agencies.  Credit ratings are based largely on the issuer’s historical financial condition and the Rating Agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition.  The rating assigned to a security by a Rating Agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the security.  Credit quality in the sectors of the market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security.

Liquidity risk
The Fund may invest without limitation in securities for which there is no readily available trading market or are subject to restrictions on resale, which includes residual interest bonds.  The Fund, by itself or together with other accounts managed by Eaton Vance and its affiliates, at times may hold a major portion of all of such securities.  Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when Eaton Vance believes it is advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held.  Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV.

The secondary market for some municipal obligations is less liquid than that for widely traded taxable debt obligations or widely traded municipal obligations.  No established resale market exists for certain of the municipal obligations in which the Fund may invest.  The Fund has no limitation on the amount of its assets that may be invested in securities that are not readily marketable or are subject to restrictions on resale.  In certain situations, the Fund could find it more difficult to sell such securities at desirable times and/or prices.  The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.  In addition, the limited liquidity could affect the market price of the securities, thereby adversely affecting the Fund’s NAV and ability to make distributions.

Municipal bond market risk
Investing in the municipal bond market involves certain risks.  Certain securities in which the Fund will invest will not be registered with the Securities and Exchange Commission (“SEC”) or any state securities commission and will not be listed on any national securities exchange.  The amount of public information available about the municipal obligations in the Fund’s portfolio is generally less than for corporate equities or bonds, and the investment performance of the Fund may, therefore, be more dependent on the analytical abilities of Eaton Vance than if the Fund were a stock fund or taxable bond fund.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments.  In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes.  Issuers of municipal securities might seek protection under the bankruptcy laws.  In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest to which it is entitled, and may obtain only a limited recovery or no recovery in such circumstances.  To enforce its rights in the event of default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses.  Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Current economic conditions may increase the likelihood that a municipal issuer will be unable to make timely payments of interest and principal or will default or seek protection under the bankruptcy laws and may increase the likelihood of legislation that will adversely effect the Fund’s investments in municipal obligations.  See “Investment objective, policies and risks – Special risk considerations – Current economic conditions – credit crisis liquidity and volatility risk.”

Insurance risk
The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts.  The credit quality of the companies that provide such credit enhancements will generally affect the value of those securities.  Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced defaults or otherwise suffered credit deterioration.  Such losses have reduced the insurers’ capital and may have called into question their continued ability to perform their obligations under such insurance if called upon in the future.  While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided, the rating of the underlying municipal security will generally be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating.  In such a case, the value of insurance associated with a municipal security would decline and may not add any value.  The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the Fund’s shares represented by such insured obligation.

Thus, in the event that any Rating Agency (or all of them) should downgrade its assessment of the claims-paying ability of a particular insurer, it could negatively impact the value of obligations insured by such insurer.  In addition, to the extent the Fund obtains separate insurance on an issuer (“Portfolio Insurance”), the Fund may be subject to certain restrictions on investments imposed by guidelines of the insurance companies issuing such Portfolio Insurance.  The Fund does not expect these guidelines to prevent Eaton Vance from managing the Fund’s portfolio in accordance with its investment objective and policies.

Risks of municipal leases and certificates of participation
The Fund may invest in municipal leases and certificates of participation that involve special risks not normally associated with general obligations or revenue obligations. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer), issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. The issuer’s obligations under such leases are often subject to the ongoing appropriation by a legislative body, on an annual or other basis, of funds for the payment thereof. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation. Certain municipal lease obligations owned by the Fund may be deemed illiquid, unless determined by the Adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities. In determining the liquidity of municipal lease obligations, the Adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the Adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of nonappropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) the rating, if any, assigned to the obligation and/or the governmental issuer by any nationally recognized statistical rating organization; (8) whether the obligation is insured as to the timely payment of principal and interest; and (9) all factors and information unique to the obligation in determining its liquidity.

Current economic conditions – credit crisis liquidity and volatility risk
The markets for many credit instruments, including municipal obligations, have experienced periods of illiquidity and extreme volatility since the latter half of 2007.  Since 2007 liquidity in the municipal bond market (the ability to buy and sell bonds readily) has been reduced.  The debt and equity capital markets in the United States have been negatively affected by significant write-offs in the financial services sector relating to sub-prime mortgages and the repricing of credit risk in the broader market, among other things.  These events, along with the deterioration of the housing market, the failure of major financial institutions and the concerns that other financial institutions as well as the global financial system are experiencing severe economic distress have materially and adversely affected the broader financial and credit markets.  General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which, in turn, have resulted in significant valuation uncertainties in a variety of debt securities, including municipal obligations.  In addition, during 2008, several major dealers of municipal bonds exited the market via acquisition or bankruptcy.  These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value.  These market conditions may make valuation of some of the Fund’s municipal obligations uncertain and/or result in sudden and significant valuation increases or declines in its holdings.  During times of reduced market liquidity, such as experienced recently, the Fund may not be able to sell securities readily at prices reflecting the underlying values of such securities or where carried on the Fund’s books.  Sales of large blocks of securities by market participants that are seeking liquidity can further reduce security prices in an illiquid market.  In addition, illiquidity and volatility in the credit markets may directly and adversely affect dividends on the Fund’s shares.

In response to the global economic downturn, governmental cost burdens may be reallocated among federal, state and local governments.  The Federal Government, Federal Reserve and other governmental and regulatory bodies have taken and are considering additional actions to address the financial crisis.  There can be no assurance as to what impact such actions will have on the markets for municipal obligations.  Laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes.  Issuers of municipal obligations might seek protection under the bankruptcy laws.  Due to the current state of uncertainty in the economy, the value of the municipal obligations held by the Fund may be subject to steep declines or increased volatility due to changes in performance or perception of the issuers.

The current economic and financial market conditions may continue to contribute to increased market volatility, may have long-term effects on the U.S. and worldwide financial markets; and may cause further economic uncertainties or deterioration in the United States and worldwide.  The prolonged continuation or further deterioration of the current U.S. and global economic downturn could adversely affect the Fund’s investments.  The Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the U.S. economy, markets and securities in the Fund’s portfolio.  The Adviser intends to monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

State specific risk
The Fund has no current intention to invest 25% or more of its gross assets (but may invest up to such amounts) in municipal obligations of issuers located in the same state (or U.S. territory), but reserves the flexibility to do so in the future.  If the Fund invests 25% or more of its gross assets in any one state (or U.S. territory), the Fund may be more susceptible to adverse economic, political or regulatory occurrences affecting a particular state (or territory).

Sector concentration risk
The Fund may invest 25% or more of its total assets in municipal obligations of issuers located in the same economic sector, including, but not limited to, lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state’s legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities, obligations of hospitals as well as obligations of the education and transportation sectors.  This may make the Fund more susceptible to adverse economic, political, or regulatory occurrences affecting a particular state or economic sector.  For example, health care related issuers are susceptible to changes in Medicaid reimbursement policies, and national and state health care legislation.  As concentration increases, so does the potential for fluctuation in the NAV of the Fund’s shares.

Residual interest bond risk
The Fund incurs economic leverage by investing in residual interest bonds.  Residual interest bonds are securities that pay interest at rates that vary inversely with changes in prevailing short-term tax-exempt interest rates and provide the economic effect of leverage.  Typically, such securities represent beneficial interests in a special purpose trust (sometimes called a “tender option bond trust”) formed by a third party sponsor, typically a broker, for the purpose of holding municipal bonds.  In general, income on residual interest bonds will decrease when short-term interest rates increase and increase when short-term interest rates decrease.  Investments in residual interest bonds may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal.  In addition, residual interest bonds may increase or decrease in value at a greater rate than the underlying securities, which effectively leverages the Fund’s investment.  The market value of such securities generally will be more volatile than that of conventional fixed rate securities.

Tender option bond trusts generally include liquidation triggers to protect the investor in the tender option bond.  Generally, the trusts do not have recourse to the investors (such as the Fund) in the residual interest securities.  However, in certain circumstances, the Fund may enter into a separate shortfall and forbearance agreement with the liquidity provider to holders of floating rate interests.  Although such an agreement would not give the holders of floating rate interests recourse to the Fund, it would entitle the liquidity provider to require the Fund to make payments in excess of the value of its initial investment in inverse floaters under certain circumstances.  Accordingly, in such instances, the assets of the Fund may be at greater risk of loss.  Consistent with SEC staff guidance, the Fund will segregate or earmark liquid assets with its custodian on a mark-to-market basis to cover any such payment obligations to liquidity providers.

Any economic effect of leverage through the Fund’s purchase of residual interest bonds will create an opportunity for increased share net income and returns, but will also create the possibility that the Fund’s long-term returns will be diminished if the cost of leverage exceeds the return on the residual interest bonds purchased with leverage by the Fund.

The amount of fees paid to Eaton Vance for investment advisory services will be higher if the Fund uses financial leverage because the fees will be calculated based on the Fund’s gross assets.   Gross assets include assets financed through the creation of tender option bond trusts, the issuance of preferred equity, borrowings  and other forms of financial leverage, which may create a conflict of interest between Eaton Vance and the Common Shareholders.

Residual interest bonds have varying degrees of liquidity based upon the liquidity of the underlying securities deposited in the associated tender option bond trust and other factors.  The market price of residual interest bonds is more volatile than the underlying securities due to leverage.  In circumstances where the Fund has a need for cash and the securities in a tender option bond trust are not actively trading, the Fund may be required to sell its residual interest bonds at less than favorable prices, or liquidate other Fund portfolio holdings.

Leverage risk
As discussed above, the Fund currently uses leverage created by issuing APS and investing in residual interest bonds.  The Adviser anticipates that the use of leverage (from the issuance of APS, any borrowings, and residual interest bonds) may result in higher income to Common Shareholders over time.  Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares and the risk that fluctuations in dividend rates on APS and costs of borrowings may affect the return to Common Shareholders.  APS dividends are based on the yields of short-term municipal obligations, while the proceeds of the Fund’s offering are invested in longer-term municipal obligations, which typically have higher yields.  To the extent the income derived from investments purchased with funds received from leverage exceeds the cost of leverage, the Fund’s distributions will be greater than if leverage had not been used.  Conversely, if the income from the investments purchased with such funds is not sufficient to cover the cost of leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used.  In the latter case, Eaton Vance, in its best judgment, may nevertheless determine to maintain the Fund’s leveraged position if it deems such action to be appropriate.  While the Fund has preferred shares outstanding, an increase in short-term rates would also result in an increased cost of leverage, which would adversely affect the Fund’s income available for distribution.  There can be no assurance that a leveraging strategy will be successful.

In addition, under current federal income tax law, the Fund is required to allocate a portion of any net realized capital gains or other taxable income to APS holders.  The terms of the Fund’s APS require the Trust to pay to any APS holders additional dividends intended to compensate the APS holders for taxes payable on any capital gains or other taxable income allocated to APS.  Any such additional dividends will reduce the amount available for distribution to Common Shareholders.  As discussed under “Management of the Fund,” the fee paid to Eaton Vance is calculated on the basis of the Fund’s gross assets, including proceeds from the issuance of APS, borrowings and the purchase of residual interest bonds, so the fees will be higher when leverage is utilized.  In this regard, holders of APS do not bear the investment advisory fee.  Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that Common Shareholders effectively bear the entire advisory fee.

The APS have been rated AAA by S&P.  The Fund currently intends to seek to maintain this rating or an equivalent credit rating from other Rating Agencies on the APS or any preferred shares it issues.  The Fund is subject to investment restrictions of the Rating Agencies as a result.  Any bank lender in connection with a credit facility or commercial paper program may also impose specific restrictions as a condition to borrowing. Such restrictions imposed by a Rating Agency or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the 1940 Act.  These covenants or guidelines do not currently and are not expected to impede Eaton Vance in managing the Fund’s portfolio in accordance with its investment objective and policies and it is not anticipated that they will so impeded Eaton Vance in the future.  See “Description of capital structure—Preferred shares.”

Financial leverage may also be achieved through the purchase of certain derivative instruments. The Fund’s use of derivative instruments exposes the Fund to special risks.  See “Investment objective, policies and risks—Additional investment practices” and “Investment objective, policies, and risks—Additional risk considerations.”

Derivatives risk
In addition to investing in residual interest bonds, the Fund may invest without limitation in other derivative instruments (which are instruments that derive their value from another instrument, security or index) acquired for hedging purposes.  The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments.  Derivative transactions, including options on securities and securities indices and other transactions in which the Fund may subject the Fund to increased risk of principal loss due to unexpected movements in securities prices and interest rates, and imperfect correlations between the Fund’s securities holdings and indices upon which derivative transactions are based.  Derivatives can be illiquid, may disproportionately increase losses, and may have a potentially large impact on the Fund’s performance.  The Fund also will be subject to credit risk with respect to the counterparties to any OTC derivatives contracts entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or no recovery in such circumstances. Derivatives may disproportionately increase losses and have a potentially large negative impact on the Fund’s performance.

Counterparty risk
Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to its derivatives positions and liquidity providers for the Fund’s residual interests bonds or other investments supported by another party’s credit will affect the value of those instruments.  Certain entities that have served as counterparties in the municipals markets have recently incurred significant financial hardships, including bankruptcy and material loss of credit standing as a result of exposure to sub-prime mortgages and other investments that have experienced defaults or otherwise suffered extreme credit deterioration.  As a result, such hardships have reduced these entities’ capital and called into question their continued ability to perform their obligations.  By using derivatives or other instruments that expose the Fund to counterparties, the Fund assumes the risk that its counterparties could experience future financial hardship.

Hedging risk
The Fund’s use of derivatives or other transactions to reduce risks involves costs and will be subject to Eaton Vance’s ability to predict correctly changes in the relationships of such hedging instruments to the Fund’s portfolio holdings or other factors.  No assurance can be given that Eaton Vance’s judgment in this respect will be correct.  In addition, no assurance can be given that the Fund will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so.  Hedging transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain, if any, in the value of the underlying asset in the Fund’s portfolio; the limited availability of such instruments; the loss of principal; the possible default of the other party to the transaction; illiquidity of the derivative investments; and the imperfect correlation between the tax-exempt and taxable markets.  Furthermore, the ability to successfully use hedging transactions depends on the Eaton Vance’s ability to predict pertinent market movements, which cannot be assured.  Thus, the use of hedging transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.

The purchase or sale of futures or swap contracts may result in losses in excess of the amount invested in the futures or swap contract.  While the Fund may enter into futures and swap contracts and options on futures contracts for hedging purposes, the use of futures and swap contracts and options on futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions.  There may be an imperfect correlation between the Fund’s portfolio holdings and futures or swap contracts or options on futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  The degree of imperfection of correlation depends on circumstances such as variations in market demand for futures, swaps, options on futures and their related securities, including technical influences in futures, swaps and futures options trading, and differences between the securities markets and the securities underlying the standard contracts available for trading.  Furthermore, the Fund’s use of futures and swap contracts and options on futures contracts to reduce risk involves costs and will be subject to Eaton Vance’s ability to correctly predict changes in interest rate relationships or other factors.

There are several risks associated with hedging transactions in options on securities.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its investment objective.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Inflation risk/deflation risk
Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions thereon can decline.  In addition, during periods of rising inflation, short-term interest rates and the Fund’s cost of leverage would likely increase, reducing returns to the Common Shareholders to the extent that such increased cost is not offset by commensurately higher income.  Also, distribution rates of preferred shares would likely increase, which would tend to further reduce returns to Common Shareholders.  Deflation risk is the risk that prices throughout the economy decline over time − the opposite of  inflation.  Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s investments.

Duration and maturity risk
The Fund has no set policy regarding portfolio maturity or duration.  Holding long duration and long maturity investments will expose the Fund to certain magnified risks. These risks include interest rate risk, credit risk and liquidity risks as discussed above.

Tax risk

The value of the Fund’s investments and its NAV may be adversely affected by changes in tax rates and policies.  Because interest income from municipal obligations normally is not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal obligations.  This could, in turn, affect the Fund’s NAV and ability to acquire and dispose of municipal obligations at desirable yield and price levels.  The Fund is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are otherwise indifferent to the federal income tax consequences of their investments.  See “Distributions and taxes.”

Management risk
The Fund is subject to management risk because it is an actively managed portfolio. Eaton Vance and the individual portfolio managers invest the assets of the Fund as they deem appropriate in implementing the Fund’s investment strategy. Accordingly, the success of the Fund depends upon the investment skills and analytical abilities of Eaton Vance and the individual portfolio managers to develop and effectively implement investment strategies that achieve the Fund’s investment objective. There is no assurance that Eaton Vance and the individual portfolio managers will be successful in developing and implementing the Fund’s investment strategy. Subjective decisions made by Eaton Vance and the individual portfolio managers may cause the Fund to incur losses or to miss profit opportunities on which it could otherwise have capitalized.

Market disruption
The war in Iraq, instability in the Middle East and terrorist attacks around the world may adversely affect the performance of U.S. and worldwide financial markets and may cause economic uncertainties in the U.S. and elsewhere. The Fund cannot predict the future course of world affairs or the effects of significant future events on the U.S. economy and securities markets. Given these risks, an investment in the Common Shares may not be appropriate for all investors. You should carefully consider your ability to assume these risks before making an investment in the Fund.

Anti-takeover provisions
The Fund’s Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Fund or to change the composition of the Board. See “Description of capital structure—Anti-takeover provisions in the Declaration of Trust.”

Management of the Fund

BOARD OF TRUSTEES

The management of the Fund, including general supervision of the duties performed by the Adviser under the Advisory Agreement (defined below), is the responsibility of the Fund’s Board under the laws of The Commonwealth of Massachusetts and the 1940 Act.

THE ADVISER

Eaton Vance Management acts as the Fund’s investment adviser under an Investment Advisory Agreement (the “Advisory Agreement”).  The Adviser’s principal office is located at Two International Place, Boston, MA 02110.  Eaton Vance, its affiliates and predecessor companies have been managing assets of individuals and institutions since 1924 and of investment funds since 1931.  As of April 30, 2011, Eaton Vance and its affiliates managed approximately $200.0 billion of fund and separate account assets on behalf of clients, including approximately 53 municipal bond funds with combined assets of approximately $14 billion.  Eaton Vance is a direct, wholly owned subsidiary of Eaton Vance Corp., a publicly held holding company that, through its subsidiaries and affiliates, engages primarily in investment management and administration.

Eaton Vance employs [24] personnel in its municipal bond department, including [eight portfolio managers, five traders and nine research analysts.  Eaton Vance was one of the first advisory firms to manage a registered municipal bond investment company, and has done so continuously since 1978.  Eaton Vance and certain of its subsidiaries currently manage [ten] national municipal investment companies, [50] single state municipal investment companies, and [one] money market municipal investment company, with assets of about $27.5 billion.  Of the municipal income funds managed by Eaton Vance, [20] are closed-end funds.

Under the general supervision of the Fund’s Board, Eaton Vance will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged, and will implement such determinations.  The Adviser will furnish to the Fund investment advice and office facilities, equipment and personnel for servicing the investments of the Fund.  The Adviser will compensate all Trustees and officers of the Fund who are members of the Adviser’s organization and who render investment services to the Fund, and will also compensate all other Adviser personnel who provide research and investment services to the Fund.  In return for these services, facilities and payments, the Fund has agreed to pay the Adviser as compensation under the Advisory Agreement an annual fee in the amount of 0.55% of the average weekly gross assets of the Fund.  For purposes of this calculation, gross assets of the Fund are the total assets of the Fund, including any form of leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to leverage.  Under generally accepted accounting principals, residual interest bonds are reflected on the Fund's books as a financing arrangement regarding the bonds sold to the broker that creates a tender option bond trust.  Under this accounting, the full value of the municipal bonds remains on the Funds' books as an asset.  The Fund's books also show the Fund as issuing the full value of the floaters attributable to the bond and incurring a related debt in this amount.  Accordingly, the amount of indebtedness leverage in the transaction for financial accounting purposes is the amount of the value of the floaters.  During any periods in which the Fund is using leverage, the fees paid to Eaton Vance for investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s gross assets, including proceeds from any borrowings and from the issuance of preferred shares.   As demonstrated in the fee table under “Summary of Fund Expenses,” after giving effect to the Fund’s use of leverage and using the assumptions set forth in the fee table, the management fee would be [  ]%.  On January 15, 2003, the Fund issued 1,750 Series A APS and 1,750 Series B APS, with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends.  As of [May 31], 2011, [1,712] APS had been redeemed.  The APS have seniority over the Common Shares.  As of [May 31], 2011, the Fund had [__] outstanding borrowings.  The Adviser has contractually agreed to reimburse the Fund for fees and expenses at an annual rate of 0.15% of average weekly gross assets of the Fund during the first five full years of its operations, 0.10% of the Fund’s average weekly gross assets in year six, and 0.05% in year seven.  This agreement is scheduled to expire on [date].

William H. Ahern is the portfolio manager of the Fund and is responsible for day-to-day management of the Fund's investments. Mr. Ahern also manages other Eaton Vance portfolios, has been a portfolio manager for more than 5 years and is Vice President of Eaton Vance. He is a CFA charterholder and is a member of the CFA Institute, the Market Technicians Association, the Boston Security Analysts Society, and the Boston Municipal Analysts Forum.

The Fund and the Adviser have adopted a Code of Ethics relating to personal securities transactions.  The Code of Ethics permits Adviser personnel to invest in securities (including securities that may be purchased or held by the Fund) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes of Ethics.

THE ADMINISTRATOR

Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund.  Under an Administration Agreement with the Fund (the “Administration Agreement”), Eaton Vance is responsible for managing the business affairs of the Fund, subject to the supervision of the Fund’s Board.  Eaton Vance will furnish to the Fund all necessary office facilities, equipment and personnel for administering the affairs of the Fund. Eaton Vance’s administrative services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund’s custodian and transfer agent, providing assistance in connection with the Board and shareholders’ meetings, providing service in connection with any repurchase offers and other administrative services necessary to conduct the Fund’s business.  In addition to the management fee and administration fee, the Fund pays all costs and expenses of its operation, including compensation of its Trustees (other than those affiliated with the Adviser), custodial expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of preparing Fund documents and reports to governmental agencies, and taxes and filing or other fees, if any.

Plan of distribution

The Fund intends to enter into a Distribution Agreement with EVD, a form of which will be filed as an exhibit to the Registration Statement of which this prospectus is a part.  The summary of the Distribution Agreement contained herein is qualified by reference to the Distribution Agreement.  Subject to the terms and conditions of the Distribution Agreement, the Fund may issue and sell Common Shares of the Fund from time to time through EVD, which is the principal underwriter of the Common Shares, through certain broker-dealers which will have entered into selected dealer agreements with EVD.  The Common Shares will only be sold on such days as shall be agreed to by the Fund and EVD.

The Common Shares will be sold at market prices, which shall be determined with reference to trades on the NYSE Amex, subject to a minimum price to be established each day by the Fund.  The minimum price on any day will not be less than the current NAV per

Common Share plus the per Common Share amount of the commission to be paid to EVD.  The Fund and EVD will suspend the sale of Common Shares if the per Common Share price of the Common Shares is less than the minimum price.

The Fund will compensate EVD with respect to sales of the Common Shares at a fixed commission rate based upon the premium at which the Fund’s Common Shares are trading on the NYSE Amex on the day of the sale transaction according to the following schedule:

Market Price Premium of Common Shares to NAV on Day of Sale	Commission
1.0% up to and including 2.0%	[1.0	%]
Over 2.0% up to and including 3.0%	[1.75	%]
Over 3.0% up to and including 4.0%	[2.5	%]
Over 4.0%	[3.0	%]

EVD will compensate broker-dealers participating in the offering based on the number of Common Shares sold by the broker-dealer in an amount equal to 80% of the applicable gross commission paid by the Fund to EVD according to the schedule above.  EVD may from time to time change the dealer re-allowance.  The Fund will retain the value of the difference between the premium of the Common Shares and the commission paid on the sale of the Common Shares in the Offering.  In all cases, the Fund will receive as net proceeds per Common Share sold an amount at least equal to the NAV per Common Share.  As of [May 31], 2011, the last reported sales price of a Common Share of the Fund on the NYSE Amex was $[___].
In all cases, the Fund will receive as net proceeds per Common Share sold an amount at least equal to the NAV per Common Share.

Settlements of sales of Common Shares will occur on the third business day following the date on which any such sales are made. Unless otherwise indicated in a further prospectus supplement, EVD as underwriter will act as underwriter on a reasonable efforts basis.

Unless otherwise indicated by a prospectus supplement, in connection with the sale of the Common Shares on behalf of the Fund, EVD may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), and the compensation of EVD may be deemed to be underwriting commissions or discounts.

The offering of Common Shares pursuant to the Distribution Agreement will terminate upon the earlier of (i) the sale of all Common Shares subject thereto or (ii) termination of the Distribution Agreement.  The Fund and EVD each have the right to terminate the Distribution Agreement in its discretion at any time.

The Adviser will pay the expenses of the Offering (other than the applicable commissions).  Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including this prospectus and the Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the prospectus, SAI and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the Offering.

Distributions

The Fund intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding preferred shares.  In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains, (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date.  Distributions to Shareholders cannot be assured, and the amount of each monthly distribution is likely to vary. While there are any preferred shares outstanding, the Fund might not be permitted to declare any cash dividend or other distribution on its Shares in certain circumstances. See "Description of capital structure."

Federal Income Tax Matters

The following discussion of federal income tax matters is based on the advice of K&L Gates LLP, counsel to the Fund.

The Fund intends to invest a sufficient portion of its assets in tax-exempt municipal securities so that it will be permitted to pay "exempt-interest dividends" (as defined under applicable federal income tax law). Each distribution of exempt-interest dividends, whether paid in cash or reinvested in additional Shares, ordinarily will constitute income exempt from regular federal income tax.

However, exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includible in gross income subject to regular federal income tax.

Although the Fund does not seek to realize taxable income or capital gains, the Fund may realize and distribute taxable income or capital gains from time to time as a result of the Fund's normal investment activities. The Fund will distribute at least annually any taxable income or realized capital gains.  Distributions of any taxable net investment income and net short-term capital gains are taxable as ordinary income. Distributions of the Fund's net capital gain ("capital gain dividends"), if any, are taxable to Shareholders as long-term capital gains, regardless of the length of time Shares have been held by Shareholders. Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's Shares and, after that basis has been reduced to zero, will constitute capital gains to the Shareholder (assuming the Shares are held as a capital asset). See below for a summary of the maximum tax rates applicable to capital gains (including capital gain dividends). Dividends will not qualify for a dividends received deduction generally available to corporate Shareholders. Interest on indebtedness incurred or continued by a Shareholder to purchase or carry Shares is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the Shareholder's taxable year.

The Fund will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Selling Shareholders will generally recognize gain or loss in an amount equal to the difference between the Shareholder's adjusted tax basis in the Shares sold and the amount received. If the Shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less, or (ii) 15% for gains recognized on the sale of capital assets held for more than one year (as well as certain capital gain dividends) (0% for individuals in the 10% or 15% tax bracket). Any loss on a disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Shares, and will be disallowed to the extent of any exempt-interest dividends received with respect to those Shares. For purposes of determining whether Shares have been held for six months or less, the holding period is suspended for any periods during which the Shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or exchange of Shares will be disallowed to the extent those Shares are replaced by other Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the Shares (whether through the reinvestment of distributions, which could occur, for example, if the Shareholder is a participant in the Plan (as defined below) or otherwise). In that event, the basis of the replacement Shares will be adjusted to reflect the disallowed loss.

Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by Shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the net tax-exempt interest income as exempt-interest dividends to its Shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations is treated as a tax preference item for purposes of the alternative minimum tax. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

An investor should be aware that if Shares are purchased shortly before the record date for any taxable dividend (including a capital gain dividend), the purchase price likely will reflect the value of the dividend and the investor then would receive a taxable distribution likely to reduce the trading value of such Shares, in effect resulting in a taxable return of some of the purchase price. Taxable distributions to individuals and certain other non-corporate Shareholders, including those who have not provided their correct taxpayer identification number and other required certifications, may be subject to "backup" federal income tax withholding at the fourth lowest rate of tax applicable to single individuals (in 2011, 28%).

The foregoing briefly summarizes some of the important federal income tax consequences to Shareholders of investing in Shares, reflects the federal income tax laws as of the date of this Prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate and foreign investors. A more complete discussion of the tax rules applicable to the Fund and the Shareholders can be found in the Statement of Additional Information that is incorporated by reference into this Prospectus.  Unless otherwise noted, this discussion assumes that an investor is a United States person and holds Common Shares as a capital asset.  This discussion is based upon current provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations by the courts or the IRS retroactively or prospectively.  Investors should consult their tax advisors regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, including state alternative minimum tax as well as any proposed tax law changes.

Dividend reinvestment plan

Pursuant to the Fund’s dividend reinvestment plan (the “Plan”), a Common Shareholder may elect to have all distributions of dividends (including all capital gain dividends) automatically reinvested in additional Common Shares.  Common Shareholders may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form.  If Common Shareholders do not participate, such  Common Shareholders will receive all distributions in cash paid by check mailed directly to them by American Stock Transfer & Trust Company, as dividend paying agent (the “Plan Agent”).

The Plan Agent serves as agent for the Common Shareholders in administering the Plan.  Common Shareholders who elect not to participate in the Plan will receive all Fund distributions in cash paid by check mailed directly to the Common Shareholder of record (or if the Common Shares are held in street or other nominee name, then to the nominee) by the Plan Agent., as disbursing agent.  Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent [not less than ten days] prior to any distribution record date.

Common Shares will be acquired by the Plan Agent or an independent broker-dealer for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional previously authorized but unissued Common Shares from the Fund (“newly issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“open-market purchases”) on the NYSE Amex or elsewhere.  If on the payment date for the distribution, the NAV per Common Share is equal to or less than the market price per Common Share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the distribution amount in newly issued Common Shares on behalf of the participants.  The number of newly issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the NAV per Common Share on the date the Common Shares are issued, provided that the maximum discount from the then current market price per Common Share on the date of issuance may not exceed 5%.  If on the distribution payment date the NAV per Common Share is greater than the market value plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the distribution amount in Common Shares acquired on behalf of the participants in open-market purchases.

In the event of a market discount on the distribution payment date, the Plan Agent will have up to 30 days after the distribution payment date to invest the distribution amount in Common Shares acquired in open-market purchases.  If, before the Plan Agent has completed its open-market purchases, the market price of a Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Agent may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the distribution had been paid in newly issued Common Shares on the distribution payment date.  Therefore, the Plan provides that if the Plan Agent is unable to invest the full distribution amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the distribution amount in newly issued Common Shares.

The Plan Agent maintains all Common Shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by Common Shareholders for tax records.  Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each Common Shareholder proxy will include those Common Shares purchased or received pursuant to the Plan.  The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for Common Shares held pursuant to the Plan in accordance with the instructions of the participants.  In the case of Common Shareholders such as banks, brokers or nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record Common Shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges to Common Shares issued directly by the Fund as a result of distributions payable either in Common Shares or in cash.  However, each Plan participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of distributions.

Common Shareholders participating in the Plan may receive benefits not available to Common Shareholders not participating in the Plan.  If the market price (plus commissions) of the Common Shares is above their NAV, participants in the Plan will receive Common Shares of the Fund purchased at a discount to market price and having a current value that exceeds the cash distributions they would have otherwise received on their Common Shares.  If the market price (plus commissions) of the Common Shares is below their NAV, Plan participants will receive Common Shares with a NAV that exceeds the cash distributions they would have otherwise received on their Common Shares.  There may, however, be insufficient Common Shares available in the market at prices below NAV to satisfy the Plan’s requirements, in which case the Plan Agent will acquire newly issued Common Shares.  Also, since the Fund does not redeem its Common Shares, the price on resale may be more or less than their NAV.

Experience under the Plan may indicate that changes are desirable.  Accordingly, upon 30 days’ notice to Plan participants, the Fund reserves the right to amend or terminate the Plan.  A Plan participant will be charged a $5.00 service charge and pay brokerage charges whenever he or she directs the Plan Agent to sell Common Shares held in a distribution reinvestment account.

All correspondence concerning the Plan should be directed to the Plan Agent at American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, NY 10269-0560.  Please call 1-866-706-0514 between the hours of 9:00 a.m. and 5:00 p.m. Eastern Time if you have questions regarding the Plan.

Description of capital structure

The Fund is an unincorporated business trust established under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated October 3, 2002 and filed with the Secretary of The Commonwealth on October 7, 2002 (the “Declaration of Trust”).  The Declaration of Trust provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest.  The Trustees have authorized an unlimited number of Common Shares.  The Fund intends to hold annual meetings of Common Shareholders in compliance with the requirements of the NYSE Amex.

COMMON SHARES

The Declaration of Trust permits the Fund to issue an unlimited number of full and fractional Common Shares of beneficial interest, $0.01 par value per Common Share.  Each Common Share represents an equal proportionate interest in the assets of the Fund with each other Common Share in the Fund.  Holders of Common Shares will be entitled to the payment of distributions when, as and if declared by the Board.  The 1940 Act or the terms of any borrowings or preferred shares may limit the payment of distributions to the holders of Common Shares.  Each whole Common Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.  Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Common Shares.  The Declaration of Trust provides that Common Shareholders are not liable for any liabilities of the Fund, requires inclusion of a clause to that effect in every agreement entered into by the Fund and indemnifies shareholders against any such liability.  Although shareholders of an unincorporated business trust established under Massachusetts law may, in certain limited circumstances, be held personally liable for the obligations of the trust as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability for Common Shareholders remote.

While there are any borrowings or preferred shares outstanding, the Fund may not be permitted to declare any cash distribution or other distribution on its Common Shares, unless at the time of such declaration, (i) all accrued distributions on preferred shares or accrued interest on borrowings have been paid and (ii) the value of the Fund’s total assets (determined after deducting the amount of such distribution), less all liabilities and indebtedness of the Fund not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing indebtedness plus the aggregate liquidation value of the outstanding preferred shares (expected to equal the aggregate original purchase price of the outstanding preferred shares plus the applicable redemption premium, if any, together with any accrued and unpaid distributions thereon, whether or not earned or declared and on a cumulative basis).  In addition to the requirements of the 1940 Act, the Fund may be required to comply with other asset coverage requirements as a condition of the Fund obtaining a rating of the preferred shares from a Rating Agency.  These requirements may include an asset coverage test more stringent than under the 1940 Act.  This limitation on the Fund’s ability to make distributions on its Common Shares could in certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company for federal income tax purposes.  The Fund intends, however, to the extent possible to purchase or redeem preferred shares or reduce borrowings from time to time to maintain compliance with such asset coverage requirements and may pay special distributions to the holders of the preferred shares in certain circumstances in connection with any such impairment of the Fund’s status as a regulated investment company.  See “Investment objective, policies and risks” and “Distributions and taxes.”  Depending on the timing of any such redemption or repayment, the Fund may be required to pay a premium in addition to the liquidation preference of the preferred shares to the holders thereof.

The Fund has no present intention of offering additional Common Shares, except as described herein.  Other offerings of its Common Shares, if made, will require approval of the Board.  Any additional offering will not be sold at a price per Common Share below the then current NAV (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Common

Shareholders or with the consent of a majority of the Fund’s outstanding Common Shares.  The Common Shares have no preemptive rights.

The Fund generally will not issue Common Share certificates.  However, upon written request to the Fund’s transfer agent, a share certificate will be issued for any or all of the full Common Shares credited to an investor’s account. Common Share certificates that have been issued to an investor may be returned at any time.

REPURCHASE OF COMMON SHARES AND OTHER DISCOUNT MEASURES

Because shares of closed-end funds frequently trade at a discount to their NAVs, the Board has determined that from time to time it may be in the interest of Common Shareholders for the Fund to take corrective actions.  The Board, in consultation with Eaton Vance, will review at least annually the possibility of open market repurchases and/or tender offers for the Common Shares and will consider such factors as the market price of the Common Shares, the NAV of the Common Shares, the liquidity of the assets of the Fund, effect on the Fund’s expenses, whether such transactions would impair the Fund’s status as a regulated investment company or result in a failure to comply with applicable asset coverage requirements, general economic conditions and such other events or conditions which may have a material effect on the Fund’s ability to consummate such transactions.  There are no assurances that the Board will, in fact, decide to undertake either of these actions or if undertaken, that such actions will result in the Common Shares trading at a price which is equal to or approximates their NAV.  In recognition of the possibility that the Common Shares might trade at a discount to NAV and that any such discount may not be in the interest of Common Shareholders, the Board, in consultation with Eaton Vance, from time to time may review possible actions to reduce any such discount.

PREFERRED SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with preference rights, including preferred shares, having a par value of $0.01 per share, in one or more series, with rights as determined by the Board, by action of the Board without the approval of the Common Shareholders.  On January 15, 2003, the Fund issued 1,750 Series A APS and 1,750 Series B APS, with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends.  As of [May 31], 2011, [1,712] APS had been redeemed.  The APS have seniority over the Common Shares.

Under the requirements of the 1940 Act, the Fund must, immediately after the issuance of any preferred shares, have an “asset coverage” of at least 200%.  Asset coverage means the ratio which the value of the total assets of the Fund, less all liability and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the Fund, if any, plus the aggregate liquidation preference of the preferred shares.  The liquidation value of the preferred shares is expected to equal to their aggregate original purchase price plus the applicable redemption premium, if any, together with any accrued and unpaid distributions thereon (on a cumulative basis), whether or not earned or declared.  The terms of the preferred shares, including their distribution rate, voting rights, liquidation preference and redemption provisions, is determined by the Board (subject to applicable law and the Fund’s Declaration of Trust).  The Fund may issue preferred shares that provide for the periodic redetermination of the distribution rate at relatively short intervals through an auction or remarketing procedure, although the terms of the preferred shares may also enable the Fund to lengthen such intervals.  At times, the distribution rate on the Fund’s preferred shares may exceed the Fund’s return after expenses on the investment of proceeds from the preferred shares [and the Fund’s leverage structure], resulting in a lower rate of return to Common Shareholders than if the preferred shares were not outstanding.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the terms of any preferred shares may entitle the holders of preferred shares to receive a preferential liquidating distribution (expected to equal to the original purchase price per share plus the applicable redemption premium, if any, together with accrued and unpaid distributions, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to holders of Common Shares.  After payment of the full amount of the liquidating distribution to which they are entitled, the preferred shareholders would not be entitled to any further participation in any distribution of assets by the Fund.

Holders of preferred shares, voting as a class, shall be entitled to elect two of the Fund’s Trustees.  Under the 1940 Act, if at any time distributions on the preferred shares are unpaid in an amount equal to two full years’ distributions thereon, the holders of all outstanding preferred shares, voting as a class, will be allowed to elect a majority of the Fund’s Trustees until all distributions in arrears have been paid or declared and set apart for payment.  In addition, if required by a Rating Agency rating the preferred shares or if the Board determines it to be in the best interests of the Common Shareholders, issuance of the preferred shares may result in more restrictive provisions than required by the 1940 Act being imposed. In this regard, holders of the preferred shares may be entitled to elect a majority of the Fund’s Board in other circumstances, for example, if one payment on the preferred shares is in arrears.

The APS have been rated AAA by S&P.  The Fund currently intends to seek to maintain this rating or an equivalent credit rating from other Rating Agencies on the APS or any preferred shares it issues.  The Fund is subject to investment restrictions of the Rating Agencies as a result.  Any bank lender in connection with a credit facility or commercial paper program may also impose specific restrictions as a condition to borrowing.  Such restrictions imposed by a Rating Agency or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.  These covenants or guidelines do not currently and are not expected to impede Eaton Vance in managing the Fund’s portfolio in accordance with its investment objective and policies and it is not anticipated that they will so impeded Eaton Vance in the future.  See “Description of capital structure—Preferred shares.”

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board, thereby potentially depriving Common Shareholders of an opportunity to sell their Common Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund.  These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund.

The Board is divided into three classes, with the term of one class expiring at each annual meeting of Common Shareholders.  At each annual meeting, one class of Trustees is elected to a three-year term.  This provision could delay for up to two years the replacement of a majority of the Board.  A Trustee may be removed from office only for cause by a written instrument signed by the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that elected such Trustee and are entitled to vote on the matter.

In addition, the Declaration of Trust requires the favorable vote of the holders of at least 75% of the outstanding shares of each class of the Fund, voting as a class, then entitled to vote to approve, adopt or authorize certain transactions with 5%-or-greater holders (“Principal Shareholders”) of a class of shares and their associates, unless the Board has approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect.  For these purposes, a Principal Shareholder refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class of beneficial interest of the Fund.  The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); or (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

The Board has determined that provisions with respect to the Board and the 75% voting requirements described above, which voting requirements are greater than the minimum requirements under Massachusetts law or the 1940 Act, are in the best interest of Common Shareholders generally.  Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

CONVERSION TO OPEN-END FUND

The Fund may be converted from a “closed-end company” to an “open-end company,” as those terms are defined in Section 5(a)(2) and 5(a)(1), respectively, of the 1940 Act at any time if approved by the lesser of (i) two-thirds or more of the Fund’s then outstanding Common Shares and preferred shares (if any), each voting separately as a class, or (ii) more than 50% of the then outstanding Common Shares and preferred shares (if any), each voting separately as a class, if such conversion is recommended by at least 75% of the Trustees then in office.  If approved in the foregoing manner, conversion of the Fund could not occur until 90 days after the shareholders’ meeting at which such conversion was approved and would also require at least 30 days’ prior notice to all shareholders. The current composition of the Fund’s portfolio likely would prohibit the Fund from complying with regulations of the SEC applicable to open-end management investment companies.  Accordingly, conversion likely would require significant changes in the Fund’s investment policies and liquidation of a substantial portion of its relatively illiquid portfolio.  Conversion of the Fund to an open-end management investment company also would require the redemption of any outstanding APS and could require the repayment of borrowings.  In the event of conversion, the Common Shares would cease to be listed on the NYSE Amex or other national securities exchange or market system.  The Board believes, however, that the closed-end structure is desirable, given the

Fund’s investment objective and policies. Investors should assume, therefore, that it is unlikely that the Board would vote to convert the Fund to an open-end management investment company.

Common Shareholders of an open-end management investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their NAV, less such redemption charge, if any, as might be in effect at the time of a redemption.  If converted to an open-end management investment company, the Fund expects to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities.  If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash.  If the Fund were converted to an open-end management investment company, it is likely that new Common Shares would be sold at NAV plus a sales load.

Custodian and transfer agent

State Street Bank and Trust Company (“State Street”), 200 Clarendon Street, Boston, MA 02116 is the custodian of the Fund and will maintain custody of the securities and cash of the Fund.  State Street maintains the Fund’s general ledger and computes NAV per share at least weekly.  State Street also attends to details in connection with the sale, exchange, substitution, transfer and other dealings with the Fund’s investments and receives and disburses all funds.  State Street also assists in preparation of shareholder reports and the electronic filing of such reports with the SEC.

American Stock Transfer & Trust Company is the transfer agent and dividend disbursing agent of the Fund.

Legal opinions

Certain legal matters in connection with the Common Shares will be passed upon for the Fund by K&L Gates LLP, Boston, Massachusetts.

Reports to stockholders

The Fund will send to Common Shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Independent registered public accounting firm

[   ], are the independent registered public accounting firm for the Fund and audit the Fund’s financial statements.

Additional information

This prospectus and the Statement of Additional Information do not contain all of the information in the Registration Statement that the Fund has filed with the SEC (file No. 811-21219).  The complete Registration Statement may be obtained from the SEC at www.sec.gov.  See the cover page of this prospectus for information about how to obtain a paper copy of the Registration Statement or Statement of Additional Information without charge.

Table of contents for the Statement of Additional Information [to be updated]

Additional investment information and restrictions
Trustees and officers
Investment advisory and other services
Determination of net asset value
Portfolio trading
Taxes
Other information
Independent registered public accounting firm
Financial statements
Appendix A: Ratings
Appendix B: Proxy voting policy and procedures

The Fund’s privacy policy

The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

●
Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

●
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

●	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

●
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Real Estate Management and Boston Management and Research.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

[EATON VANCE LOGO]

SUBJECT TO COMPLETION [  __  ], 2011

STATEMENT OF ADDITIONAL INFORMATION
    [ ___ ], 2011

Eaton Vance Municipal Bond Fund II
Two International Place
Boston, Massachusetts 02110
(800) 225-6265

TABLE OF CONTENTS

Page
Additional investment information and restrictions
Trustees and officers
Investment advisory and other services
Determination of net asset value
Portfolio trading
Taxes
Other information
Independent registered public accounting firm
Financial statements
Appendix A: Ratings	A-
Appendix B: Proxy voting policy and procedures	B-

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH IS NOT A PROSPECTUS, IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THIS STATEMENT OF ADDITIONAL INFORMATION (“SAI”) IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS OF EATON VANCE MUNICIPAL BOND FUND II (THE “FUND”) DATED          , 2011, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING YOUR FINANCIAL INTERMEDIARY OR CALLING THE FUND AT 1-800-225-6265.

Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Fund’s prospectus.

Additional investment information and restrictions

Primary strategies are defined in the Fund’s prospectus.  The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks.  The Adviser may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the Fund’s investment objective.

Municipal Obligations.
Municipal obligations are issued to obtain funds for various public and private purposes.  Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years.  While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions.  Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest.  Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax (“AMT”): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986, which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category.  In assessing the federal income tax treatment of interest on any municipal obligation, the Fund will rely on an opinion of the issuer’s counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item that could subject the recipient to or increase the recipient’s liability for the AMT.  For corporate shareholders, the Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).   For both individual and corporate taxpayers, the American Recovery and Reinvestment Act of 2009 provides an exemption from the federal alternative minimum tax for interest on private activity bonds that are issued after December 31, 2008 and before January 1, 2011, including refunding bonds issued during that period to refund bonds originally issued after December 31, 2003 and before January 1, 2009.

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds.  Issuers of general obligation bonds include states, counties, cities, towns and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes.  The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest.  The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.  Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.

Revenue bonds have been issued to fund a wide variety of capital projects, including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals.  Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer’s obligations.  Housing finance authorities have a wide range of security, including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without legal obligation) to make up deficiencies in the debt service reserve fund.  Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority’s obligations.  Such payments are usually subject to annual appropriations by the state or locality.  Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the

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municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.  The Fund may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities.  Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status.  There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded.  There have been recent instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities.  The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service.  Such action may include retaining the services of various persons or firms (including affiliates of the Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event, and the Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired.  The Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Fund.  The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue.  The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations that they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality.  Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield.  In addition, the market price of such municipal obligations will normally fluctuate with changes in interest rates, and, therefore, the NAV of the Fund will be affected by such changes.

State Specific Investments.
The Fund has no current intention to invest 25% or more of its gross assets (but may invest up to such amounts) in municipal obligations of issuers located in the same state (or U.S. territory), but reserves the flexibility to do so in the future. If the Fund invests 25% or more of its gross assets in any one state (or U.S. territory), the Fund may be more susceptible to adverse economic, political or regulatory occurrences affecting a particular state (or U.S. territory). Municipal obligations of issuers located in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. In particular, investments in revenue bonds might involve (without limitation) the following risks. For purposes of this policy, the Fund’s investments in pre-refunded municipal obligations that are fully backed as to payment of principal and interest by a pledge to an independent escrow agent of U.S. Government securities shall not count as obligations of an issuer located in a particular state.

Sector Concentration.
The Fund may invest 25% or more of its total assets in municipal obligations in certain economic sectors.  There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in a particular economic sector.   In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels.  Among the influences affecting a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

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Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Bonds to finance life care facilities are normally secured only by the revenues of each facility and not by state or local government tax payments, as they are subject to a wide variety of risks.  Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments.  Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressure is an important factor in this process.  The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

Industrial  development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments.  They are subject to a wide variety of risks, many of which relate to the nature of the specific project.  Generally, IDBs are sensitive to the risk of a slowdown in the economy.

In addition, the airline industry continues to evolve.  A number of major carriers have either emerged from bankruptcy or are currently in bankruptcy.  Recent problems include, but are not limited to, increased competition, labor and union conflicts, greater security costs and fluctuating jet fuel prices.  Court rulings have given some guidance to the viability of collateral structures.  However, there is still uncertainty as to the strength of collateral pledged under various security systems.

Certain tax-exempt bonds issued by Native American tribes may be subject to the risk that a taxing authority would determine that the income from such bonds is not eligible for tax-exempt status.  In the event of any final adverse ruling to this effect, holders of such bonds may be subject to penalties.

Insured Obligations.
The Fund may purchase municipal obligations insured as to their scheduled payment of principal and interest or municipal obligations that are additionally secured by bank credit agreements or escrow accounts.

The credit quality of companies that provide such credit enhancements will affect the value of those securities.  Although the insurance feature may reduce certain financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce the Fund’s current yield.  See Appendix A for a description of the claims-paying ability ratings of S&P and Moody’s.  In addition, changes in the claims-paying ability or other ratings of an insurer may affect the value of an insured obligation, and in some cases may even cause the value of a security to be less than a comparable uninsured obligation.  The insurance does not guarantee the market value of the insured obligation or the NAV of the Fund’s shares. To the extent that securities held by the Fund are insured as to principal and interest payments by insurers whose claims-paying ability rating is downgraded by Moody’s, S&P or Fitch, the value of such securities may be affected.

Credit Quality.
While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions.  Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal Leases.
The Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks.  Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) that is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance.  “Participations” in such leases are undivided interests in a portion of the total obligation.  Participations entitle their holders to receive a pro rata share of all payments under the lease.  The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by

4

the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations.  Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by the Fund may be deemed illiquid, unless determined by the Adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities.  In determining the liquidity of municipal lease obligations, the Adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the Adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of nonappropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) the rating, if any, assigned to the obligation and/or the governmental issuer by any nationally recognized statistical rating organization; (8) whether the obligation is insured as to the timely payment of principal and interest; and (9) all factors and information unique to the obligation in determining its liquidity.  If the municipal lease obligation is insured as to the timely payment of principal and interest, or if the obligation has an investment grade rating (rated BBB or Baa or higher), the Adviser will consider the obligation to be liquid.  In the event the Fund acquires an unrated municipal lease obligation, the Adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.

Zero Coupon Bonds.
Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value.  The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance.  The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year.  Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

When-Issued Securities.
New issues of municipal obligations are sometimes offered on a “when-issued” basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Fund’s commitment and are subject to certain conditions, such as the issuance of satisfactory legal opinions.  The Fund may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer’s outstanding indebtedness.  Refunding contracts generally require the issuer to sell and the Fund to buy such securities on a settlement date that could be several months or several years in the future.  The Fund may also purchase instruments that give the Fund the option to purchase a municipal obligation when and if issued.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy.  The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into the purchase commitment.  When the Fund commits to purchase a security on a when-issued basis, it records the transaction and reflects the value of the security in determining its NAV.  Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise).  Therefore, to the extent that the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Fund’s NAV than if it solely set aside cash to pay for when-issued securities.

Redemption, Demand and Put Features and Put Options.
Issuers of municipal obligations reserve the right to call (redeem) the bond.  If an issuer redeems securities held by the Fund during a time of declining interest rates, the Fund not may be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.  Also, some bonds may have “put” or “demand” features that allow early redemption by the bondholder.  Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term).  These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Fund may retain the bond if interest rates decline.

5

Liquidity and Protective Put Options.
The Fund may enter into a separate agreement with the seller of the security or some other person granting the Fund the right to put the security to the seller thereof or the other person at an agreed upon price.  Such agreements are subject to the risk of default by the other party, although the Fund intends to limit this type of transaction to institutions (such as banks or securities dealers) that the Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates.  There is no assurance that this kind of put option will be available to the Fund or that selling institutions will be willing to permit the Fund to exercise a put to hedge against rising interest rates.  The Fund does not expect to assign any value to any separate put option that may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options.  Interest income generated by certain bonds having put or demand features may be taxable.

OTC Options.
The Fund may enter into an agreement with a potential buyer of a municipal obligation that gives the buyer the right, but not the obligation, to purchase a municipal obligation held by the Fund at a particular price in the future and is commonly referred to as an over-the-counter option or OTC option.  Such agreements will be entered solely to help facilitate the selling of municipal obligations, for instance, if the buyer wishes to lock in a price for a particular municipal obligation subject to performing due diligence on the issue or issuer.  The buyer may not pay a premium for such option.  There is a risk that the value of a municipal obligation underlying an option may appreciate above the value that the buyer has agreed to pay for the municipal obligation and, therefore, the Fund would not be entitled to the appreciation above such price.

Variable Rate Obligations.
The Fund may purchase variable rate obligations.  Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.).  The revised rates are usually set at the issuer’s discretion in which case the investor normally enjoys the right to “put” the security back to the issuer or his agent.  Rate revisions may alternatively be determined by formula or in some other contractual fashion.  Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks.  To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder.  The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

Residual Interest Bonds.
The Fund may invest in residual interests in a trust that holds municipal securities (“inverse floaters” also known as “residual interest bonds”).  The interest rate payable on an inverse floater bears an inverse relationship to the interest rate on another security issued by the trust.  Because changes in the interest rate on the other security inversely affect the interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond.  Inverse floaters have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall.  Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile.  These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline.  Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity.  These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.  While inverse floaters expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings.

A tender option bond trust typically can be collapsed or closed by the holder of the residual interest bonds (such as the Fund) or by the liquidity provider.  Generally, because the Fund may act to collapse the tender option bond trust and receive the value of the residual interests bonds held by the Fund within 7-days, such residual interest bonds are considered liquid securities when held by the Fund.

At the discretion of the Adviser, the Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of an inverse floater held by the Fund. The Fund generally may enter into such agreements (i) when the liquidity provider to the tender option bond trust requires such an agreement because the level of leverage in the tender option bond trust exceed the level that the

6

liquidity provider is willing support absent such an agreement; and/or (ii) to seek to prevent the liquidity provider from collapsing the tender option bond trust in the event that the municipal obligation held in the trust has declined in value.  Such agreements commit the Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Such agreements may expose the Fund’s other assets to losses.  Absent a shortfall and forebearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the inverse floater could be terminated and the Fund could incur a loss.  Consistent with SEC staff guidance, the Fund will segregate or earmark liquid assets with its custodian on a mark-to-market basis to cover any such payment obligations to liquidity providers.

Interest Rate Swaps and Forward Rate Contracts.
Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments).  The Fund will only enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).  The Fund may also enter forward rate contracts.  Under these contracts, the buyer locks in an interest rate at a future settlement date.  If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates.  If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.  Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive.  The net amount of the excess, if any, of the Fund’s obligations over its entitlements will be maintained in a segregated account by the Fund’s custodian.  The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.  These instruments are traded in the OTC market.

Illiquid Obligations.
At times, a substantial portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the Adviser and its affiliates, holds a major portion or all of such securities.  Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held.  Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV.  Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder.  Rule 144A securities may be treated as liquid securities if the Adviser determines that such treatment is warranted.  Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations.  No established resale market exists for certain of the municipal obligations in which the Fund may invest.  The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations.  As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Futures Contracts and Options on Futures Contracts.
A change in the level of interest rates may affect the value of the securities held by the Fund (or of securities that the Fund expects to purchase).  To hedge against changes in rates or as a substitute for the purchase of securities, the Fund may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices.  All futures contracts entered into by the Fund are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange.  The Fund may purchase and write call and put options on futures contracts that are traded on a United States or foreign exchange or board of trade. The Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the futures commission merchant through whom the Fund engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions.  In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the

7

instrument temporarily illiquid and difficult to price.  Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price.  Once the daily limit is reached, no trades may be made that day at a price beyond the limit.  This may prevent the Fund from closing out positions and limiting its losses.

The Fund will engage in futures and related options transactions for either hedging or non-hedging purposes.  The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase.  The Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code, for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes.  The Fund has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a CPO.

Securities Lending.
The Fund may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Distributions by the Fund of any income realized by the Fund from securities loans will be taxable. If the management of the Fund decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Fund's total assets. Securities lending involves risks of delay in recovery or even loss of rights on the securities loaned if the borrower fails financially. [The Fund has no present intention of engaging in securities lending.]

Asset Coverage Requirements.
Transactions involving when-issued securities, futures contracts and options (other than options that the Fund has purchased), interest rate swaps or forward rate contracts may expose the Fund to an obligation to another party.  The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1).  The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.  The securities in the segregated account will be marked to market daily. Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position(s) requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets.  As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management.

Temporary Investments.
The Fund may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes.  Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other taxes.

Portfolio Turnover.
The Fund may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates).  [Securities may also be purchased and sold based on their relative value in the marketplace.]  In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities.  Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors.  Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading.  The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less).  A 100% annual turnover rate could occur, for example, if all the securities held by the Fund were replaced once in a period of one year.  A high turnover rate (100% or more) necessarily involves greater expenses to the Fund.  The portfolio turnover rates for the Trust for the fiscal years ended [___] and [___] were [___]% and [___]%, respectively.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund.  Accordingly, as a matter of fundamental policy, the Fund may not:

8

(1)           Borrow money, except as permitted by the 1940 Act;

(2)           Issue senior securities, as defined in the 1940 Act, other than (i) preferred shares which immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted by investment restriction (1) above;

(3)           Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).  The purchase of investment assets with the proceeds of a permitted borrowing or securities offering will not be deemed to be the purchase of securities on margin;

(4)           Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in selling or disposing of a portfolio investment;

(5)           Make loans to other persons, except by (a) the acquisition of loan interests, debt securities and other obligations in which the Fund is authorized to invest in accordance with its investment objective and policies, (b) entering into repurchase agreements, and (c) lending its portfolio securities;

(6)           Purchase or sell real estate, although it may purchase and sell securities which are secured by interests in real estate and securities of issuers which invest or deal in real estate.  The Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities;

(7)           Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities. Physical commodities do not include futures contracts with respect to securities, securities indices or other financial instruments;

(8)           Invest more than 25% of its total assets in issuers in any one industry; and

(9)           With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of a single issuer, except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and except securities of other investment companies.

For purposes of the Fund’s investment restrictions, the determination of the “issuer” of a municipal obligation that is not a general obligation bond will be made by the Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligation.

The Fund may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.  The 1940 Act currently requires that the Fund have 300% asset coverage with respect to all borrowings other than temporary borrowings.

For purposes of construing  restriction (8), securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries.  Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries.  However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users.  The foregoing 25% limitation would apply to these issuers.  As discussed in the Fund’s prospectus and this SAI, the Fund may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, industrial development bonds, [electrical utility revenue obligations and private activity securities.]  The Fund reserves the right to invest more than 25% of total assets in each of these sectors.

The Fund has adopted the following nonfundamental investment policy, which may be changed by the Trustees without approval of the Fund’s shareholders.  As a matter of nonfundamental policy, the Fund may not make short sales of securities or maintain a short position, unless at all times when a short position is open it either owns an equal amount of such securities or owns securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short.

Upon Board’s approval, the Fund may invest more than 10% of its total assets in one or more other management investment companies (or may invest in affiliated investment companies) to the extent permitted by the 1940 Act and rules thereunder.

9

Whenever an investment policy or investment restriction set forth in the Fund’s prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards,  such  percentage  limitation or standard shall be determined immediately after and as a result of the Fund’s acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances will not compel the Fund to dispose of such security or other asset.  Notwithstanding the foregoing, the Fund must always be in compliance with the borrowing policies set forth above.

Trustees and officers

The  Trustees  of the  Fund  are  responsible  for the  overall  management  and supervision  of the affairs of the Fund.  The  Trustees and officers of the Fund are listed below.  Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.  The “noninterested Trustees” consist of those  Trustees  who are not  “interested  persons” of the  Fund, as that term is defined  under the 1940 Act.  The business  address of each Trustee and  officer is Two  International Place,  Boston, Massachusetts 02110.  As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV”  refers  to Eaton  Vance,  Inc.,  “BMR”  refers to  Boston  Management  and Research,  and “EVD” refers to Eaton Vance  Distributors Inc.  EVC and EV are the corporate parent and trustee,  respectively, of Eaton Vance and BMR.  Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Name and Year of Birth	Position(s) With the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
Interested Trustee
THOMAS E. FAUST JR. 1958	Class II Trustee	Until 2013. 3 years. Trustee since 2007.	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies and 1 private investment company managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Fund.	179	Director of EVC.

10

Name and Year of Birth	Position(s) With the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
Noninterested Trustees
BENJAMIN C. ESTY 1963	Class II Trustee(3)	Until 2013. 3 years. Trustee since 2005.	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	179	None
ALLEN R. FREEDMAN 1940	Class II Trustee	Until 2013. 3 years. Trustee since 2007.	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005- 2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).	179	Director of Stonemor Partners L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc (insurance provider) (1979-2011).

11

Name and Year of Birth	Position(s) With the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
WILLIAM H. PARK 1947	Class I Trustee	Until 2012. 3 years. Trustee since 2003.
Consultant and private
investor.  Formerly,
Chief Financial Officer,
Aveon Group, L.P.
(investment
management firm)
(2010-2011).  Formerly,
Vice Chairman,
Commercial Industrial
Finance Corp. (specialty
finance company)
(2006-2010).  Formerly,
President and Chief
Executive Officer,
Prizm Capital
Management, LLC
(investment
management firm)
(2002-2005).  Formerly,
Executive Vice
President and Chief
Financial Officer,
United Asset
Management
Corporation (investment
management firm)
(1982-2001).  Formerly,
Senior Manager, Price
Waterhouse (now
PricewaterhouseCooper
s) (an independent
registered public
accounting firm) (1972-
1981).
				179	None
RONALD A. PEARLMAN 1940	Class III Trustee	Until 2011. 3 years. Trustee since 2003.	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	179	None

12

Name and Year of Birth	Position(s) With the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
HELEN FRAME PETERS 1948	Class III Trustee	Until 2011. 3 years. Trustee since 2008.	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	179
Director of BJ’s
Wholesale
Club, Inc.
(wholesale club
retailer).
Formerly,
Trustee of
SPDR Index
Shares Funds
and SPDR
Series Trust
(exchange
traded funds)
(2000-2009).
Formerly,
Director of
Federal Home
Loan Bank of
Boston (a bank
for banks)
(2007-2009).

LYNN A. STOUT 1957	Class I Trustee	Until 2012. 3 years. Trustee since 2002.	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	179	None

13

Name and Year of Birth	Position(s) With the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
RALPH F. VERNI 1943	Chairman of the Board and Class I Trustee(4)	Until 2012. 3 years. Trustee since 2005. Chairman since 2007.	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992- 2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002- 2006).	179	None

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)
During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(3)	Class II APS Trustee.

(4)	Class I APS Trustee.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
THOMAS M. METZOLD 1958	President	Since 2010	Vice President of Eaton Vance and BMR. Officer of 31 registered investment companies managed by Eaton Vance or BMR.
PAYSON F. SWAFFIELD 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of Eaton Vance and BMR. Officer of 132

14

registered investment companies managed by Eaton Vance or BMR.
BARBARA E. CAMPBELL 1957	Treasurer	Since 2005	Vice President of Eaton Vance and BMR. Officer of 179 registered investment companies managed by Eaton Vance or BMR.
MAUREEN A. GEMMA 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officers since 2008	Vice President of Eaton Vance and BMR. Officer of 179 registered investment companies managed by Eaton Vance or BMR.

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the "adviser") to manage the Fund and an administrator to administer the Fund and is responsible for overseeing such adviser and administrator and other service providers to the Fund. The Board is currently composed of eight Trustees, including seven Trustees who are not "interested persons" of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Fund’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

The Fund is subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Fund and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of the Fund, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.

The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing the Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives

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reports periodically from the independent public accounting firm for the Fund regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function.

The Fund’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee.  The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Independent Trustee candidates.  In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board of Trustees’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board of Trustees, including the  ability and commitment to attend meetings regularly and work collaboratively with other members of the Board of Trustees; (vii) the ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board of Trustees.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as Trustees.  Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a Board member in the Eaton Vance Group of Funds (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below.  Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Eaton Vance Group of Funds, were a significant factor in the determination that the individual should serve as a Trustee.  The following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a Trustee:

Benjamin C. Esty.  Mr. Esty has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Chairperson of the Portfolio Management Committee.  He is the Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head at the Harvard University Graduate School of Business Administration.

Thomas E. Faust Jr.  Mr. Faust has served as a Trustee in the Eaton Vance Group of Funds since 2007.  He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.  Mr. Faust previously served as an equity analyst, portfolio manager, Director of Equity Research and Management and Chief Investment Officer of Eaton Vance (1985-2007).  He holds a B.S. in Mechanical Engineering and Economics from the Massachusetts Institute of Technology and an MBA from the Harvard Business School.  Mr. Faust has been a Chartered Financial Analyst since 1988.

Allen R. Freedman.  Mr. Freedman has served as a Trustee in the Eaton Vance Group of Funds since 2007.  Mr. Freedman also serves as a Director of Stonemor Partners L.P.  Mr. Freedman was previously a Director of Assurant, Inc. from 1979-2011, a Director of Systems & Computer Technology Corp. from 1983-2004 and Chairman from 2002-2004, a Director of Loring Ward International from 2005-2007 and Chairman and a Director of Indus International, Inc. from 2005-2007.  Mr. Freedman was formerly the Chairman and Chief Executive Officer of Fortis, Inc. (predecessor to Assurant, Inc.), a specialty insurance company he founded in 1978 and from which he retired in 2000.  Mr. Freedman also previously served as a Director of the Fortis Mutual Funds. Mr. Freedman is a founding director of the Association of Audit Committee Members, Inc.

William H. Park.  Mr. Park has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Audit Committee.  Mr. Park was formerly the Chief Financial Officer of Aveon Group, L.P. from 2011-2010. Mr. Park also served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

Ronald A. Pearlman.  Mr. Pearlman has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee.  He is a Professor of Law at Georgetown University Law Center.  Previously, Mr. Pearlman was Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-

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1990.  Engaged in the private practice of law from 1969-2000, with the exception of the periods of government service.  Represented large domestic and multinational businesses in connection with the tax aspects of complex transactions and high net worth individuals in connection with tax and business planning.

Helen Frame Peters.  Ms. Peters has served as a Trustee in the Eaton Vance Group of Funds since 2008.  She is currently a Professor of Finance at Carroll School of Management, Boston College and a Director of BJ’s Wholesale Club, Inc.  Formerly, Ms. Peters was the Dean of Carroll School of Management, Boston College from 2000-2002.  In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998.  Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

Lynn A. Stout.  Ms. Stout has served as a Trustee in the Eaton Vance Group of Funds since 1998 and is the Chairperson of the Governance Committee. She has been the Paul Hastings Professor of Corporate and Securities Law at the University of California at Los Angeles School of Law since 2006.  Previously, Ms. Stout was Professor of Law at the University of California at Los Angeles School from 2001-2006.

Ralph F. Verni.  Mr. Verni has served as a Trustee in the Eaton Vance Group of Funds  since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee.  Mr. Verni was formerly the Chief Investment Officer (from 1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life.  Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006.  Mr. Verni has been a Chartered Financial Analyst since 1977.

The Board of Trustees of the Fund have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee.  Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair) and Peters, and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee.  The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons.  During the fiscal year ended September 30, 2010, the Governance Committee convened five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair) and Verni, and Mmes. Peters and Stout are members of the Audit Committee.  The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert.  The Audit Committee’s purposes are to (i) oversee the Fund’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of the Fund.  During the fiscal year ended September 30, 2010, the Audit Committee convened sixteen times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the Contract Review Committee.  The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter

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is within the responsibilities of the other Committees of the Board of Trustees.  During the fiscal year ended September 30, 2010, the Contract Review Committee convened eight times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Fund and its investment adviser and sub-adviser(s), if applicable, relative to the Fund’s stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Fund; and (iii) assist the Board of Trustees in its monitoring of the performance results of all funds and portfolios, giving special attention to the performance of certain funds and portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended September 30, 2010, the Portfolio Management Committee convened nine times.

Messrs. Pearlman (Chair) and Park, and Ms. Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund; (ii) serve as a liaison between the Board of Trustees and the Fund’s CCO; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC.  During the fiscal year ended September 30, 2010, the Compliance Reports and Regulatory Matters Committee convened fourteen times.

Share Ownership.  The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and all Eaton Vance Funds overseen by the Trustee as of December 31, 2010.

Name of Trustee	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in All Registered Funds Overseen by Trustee in the Eaton Vance Fund Complex
Interested Trustee
Thomas E. Faust Jr.	None	Over $100,000
Noninterested Trustees
Benjamin C. Esty	None	Over $100,000
Allen R. Freedman	None	Over $100,000
William H. Park	None	Over $100,000
Ronald A. Pearlman	None	Over $100,000
Helen Frame Peters	None	Over $100,000
Heidi L. Steiger	None	Over $100,000
Lynn A. Stout	None	Over $100,000*
Ralph F. Verni	None	Over $100,000
* Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan

As of December 31, 2009, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2009 and December 31, 2010, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD, or any person controlling, controlled by or under common control with EVC, EVD;

2.
Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD; (iii) EVC, EVD; (iv) a person controlling, controlled by or under common control with EVC, EVD; or (v) an officer of any of the above; or

3.
Any direct or indirect relationship with (i) the Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD; (iii) EVC, EVD; or (iv) a person controlling, controlled by or under common control with EVC, EVD; or (v) an officer of any of the above.

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During the calendar years ended December 31, 2009 and December 31, 2010, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC, EVD served on the board of directors of a company where a noninterested Trustee of the Fund or any of their immediate family members served as an officer.

Trustees of the Fund who are not affiliated with the Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”).  Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by the Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments.  Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the Fund’s assets, liabilities, and net income per share, and will not obligate the Fund to retain the services of any Trustee or obligate the Fund,to pay any particular level of compensation to the Trustee.  The Fund, does not have a retirement plan for its Trustees.

The fees and expenses of the Trustees of the Fund, are paid by the Fund.  (Trustees of the Fund who are members of the Eaton Vance organization receive no compensation from the Fund.)  During the Fund’s fiscal year ended September 30,2010, the Trustees of the Fund earned the following compensation in their capacities as Trustees of the Fund.  For the year ended December 31, 2010, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of Compensation	Benjamin C. Esty	Allen R. Freedman	William H. Park	Ronald A. Pearlman	Helen Frame Peters	Lynn A. Stout	Ralph F. Verni
Fund	$938	$857	$938	$938	$857	$938 (2)	$1,326 (3)
Trust and Fund Complex (1)	$230,000	$210,000	$230,000	$230,000	$210,000	$230,000 (4)	$325,000 (5)

(1)	As of May 1, 2011, the Eaton Vance Fund Complex consisted of 177 registered investment companies or series thereof.
(2)
Includes $201 of deferred compensation.  Heidi L. Steiger resigned as a Trustee effective November 29, 2010. For the fiscal year ended December 31, 2010, Ms. Steiger received Trustees fees of $857 from the Fund. For the calendar year ended December 31, 2010, she received $210,000 from the Trust and Fund Complex.

(3)	Includes $726 of deferred compensation.
(4)	Includes $45,000 of deferred compensation.
(5)	Includes $162,500 of deferred compensation.

Proxy Voting Policy.  The Fund is subject to the Eaton Vance Funds Proxy Voting Policy and Procedures, pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser’s proxy voting policies and procedures (the “Policies”). The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. An independent proxy voting service has been retained to assist in the voting of the Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In the event that a conflict of interest arises between the Fund’s shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund, except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the Adviser on the appropriate course of action. The Fund’s and the Adviser’s Proxy Voting Policies and Procedures are attached as Appendix B to this SAI.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

Investment advisory and other services

The Investment Adviser.  Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and of investment companies since 1931.  They maintain a large staff of experienced fixed-income, senior loan and equity investment professionals to service the needs of their clients.  The fixed-income group focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The senior loan group focuses on senior floating rate loans, unsecured loans and other floating rate debt securities such as notes, bonds and asset backed securities.  The equity group covers stocks ranging from blue chip to emerging growth companies.  Eaton Vance and its affiliates act as adviser to a family of mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts.

The Fund will be responsible for all of its costs and expenses not expressly stated to be payable by Eaton Vance under the Advisory Agreement or Administration Agreement.  Such costs and expenses to be borne by the Fund include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining NAV and keeping accounting books and records;

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expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; expenses of acquiring, holding and disposing of securities and other investments; fees and expenses of registering under the securities laws; stock exchange listing fees and governmental fees; rating agency fees and preferred share remarketing expenses; expenses of reports to shareholders, proxy statements and other expenses of shareholders’ meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance; expenses of conducting repurchase offers for the purpose of repurchasing Fund shares; and investment advisory and administration fees.  The Fund will also bear expenses incurred in connection with any litigation in which the Fund is a party and any legal obligation to indemnify its officers and Trustees with respect thereto, to the extent not covered by insurance.

The Advisory Agreement with the Adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees of the Fund who are not interested persons of the Adviser or of the Fund, such vote being cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Board of the Fund or by vote of a majority of the outstanding shares of the Fund. The Fund’s Administration Agreement continues in effect from year to year so long as such continuance is approved at least annually by (i) the Board and (ii) the vote of a majority of the Fund’s Trustees who are not interested persons of the Fund or Eaton Vance.  Each agreement may be terminated at any time without penalty on sixty (60) days’ prior written notice by the Trustees of the Fund or Eaton Vance, as applicable, or by vote of the majority of the outstanding shares of the Fund.  Each agreement will terminate automatically in the event of its assignment.  Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or to any shareholder of the Fund under such agreements on the part of Eaton Vance, Eaton Vance shall not be liable to the Fund for any loss incurred, to the extent not covered by insurance.

Pursuant to the Advisory Agreement between the Adviser and the Fund, the Fund has agreed to pay an investment advisory fee, payable on a monthly basis, at an annual rate of 0.55% of the average weekly gross assets of the Fund.  Gross assets of the Fund shall be calculated by deducting accrued liabilities of the Fund not including the amount of any preferred shares outstanding or the principal amount of any indebtedness for money borrowed.

Eaton Vance is a business trust organized under the laws of The Commonwealth of Massachusetts.  EV serves as trustee of Eaton Vance.  EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company.  EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.  The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr.  All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Brian D. Langstraat, Michael R. Mach, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates).  The Voting Trustees have unrestricted voting rights for the election of Directors of EVC.  All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and its affiliates who are also officers, or officers and Directors of EVC and EV.  As indicated under “Trustees and Officers,” all of the officers of the Fund (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund, State Street Bank and Trust Company (“State Street”).  It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund, and such banks.

Portfolio Managers.   The portfolio manager of the Fund is listed below.  The portfolio manager manages other investment companies and/or investment accounts in addition to the Fund.  The following tables show, as of the January 31, 2011, the number of accounts the portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
William H. Ahern

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Registered Investment Companies	13	$ 2,994.1	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	1	$ 18.9	0	$ 0

Mr. Ahern did not beneficially own any shares of the Fund and of the Fund’s most recent fiscal year end or in the Eaton Vance Family of Funds as of December 31, 2010.

It is possible that conflicts of interest may arise in connection with the portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the Fund manager is responsible for on the other.  For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises.  In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund.  In some cases, another account managed by the portfolio manager may compensate the investment adviser based on the performance of the securities held by that account.  The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.  Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons.

Compensation Structure of Eaton Vance.  Compensation of the Adviser’s portfolio managers and other investment professionals has three primary components:  (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock.  The Adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the Adviser’s employees.  Compensation of the Adviser’s investment professionals is reviewed primarily on an annual basis.  Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation.  The Adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks.  In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance.  Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio.  Performance is normally based on periods ending on the September 30th preceding fiscal year end.  Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc.  When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group.  In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods.  For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes.  For other funds, performance is evaluated on a pre-tax basis.  For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective.  For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts.  Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The Adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry.  The Adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals.  Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Adviser and its parent company.  The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income.  While the salaries of the Adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described

21

herein.  For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Code of Ethics

The Adviser and the Fund have adopted a Code of Ethics governing personal securities transactions.  Under the Code of Ethics, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to certain pre-clearance and reporting requirements and other procedures.

The Code of Ethics can be reviewed and copied at the SEC’s public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http:/www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Investment Advisory Services

Under the general supervision of the Fund’s Board, Eaton Vance will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged, and will implement such determinations.  Eaton Vance will furnish to the Fund investment advice and provide related office facilities and personnel for servicing the investments of the Fund.  Eaton Vance will compensate all Trustees and officers of the Fund who are members of the Eaton Vance organization and who render investment services to the Fund, and will also compensate all other Eaton Vance personnel who provide research and investment services to the Fund.

Administrative Services

Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Fund, subject to the supervision of the Fund’s Board.  Eaton Vance will furnish to the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund. Eaton Vance will compensate all Trustees and officers of the Fund who are members of the Eaton Vance organization and who render executive and administrative services to the Fund, and will also compensate all other Eaton Vance personnel who perform management and administrative services for the Fund.  Eaton Vance’s administrative services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund’s custodian and transfer agent, providing assistance in connection with the Trustees and shareholders’ meetings, providing services in connection with quarterly repurchase offers and other administrative services necessary to conduct the Fund’s business.

Determination of net asset value

The NAV per share of the Fund is determined no less frequently than daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time).  The NAV per share is determined by State Street Bank and Trust Company, in the manner authorized by the Trustees of the Fund. Net asset value is computed by dividing the value of the Fund’s total assets, less its liabilities, by the number of shares outstanding.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Fund, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service.  The pricing service uses factors which may include: information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value.  Taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service.  Open futures positions on debt securities are valued at closing settlement prices on the valuation day, unless such price does not reflect the fair value of the contract, in which case the positions will be valued in accordance with the Fund’s procedures.

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Portfolio trading

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by Eaton Vance, the Adviser.  The Fund is responsible for the expenses associated with its portfolio transactions.  The Adviser is also responsible for the execution of transactions for all other accounts managed by it.  The Adviser places the portfolio security transactions for execution with one or more broker-dealer firms.  The Adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the Adviser’s judgment are advantageous to the Fund and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates.  In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services including the responsiveness of the firm to the Adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any.  In addition, the Adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the Adviser’s obligation to seek best overall execution for the Fund.  The Adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Municipal obligations, including state obligations, purchased and sold by the Fund are generally traded in the OTC market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations.  Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread.  The Fund may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters.  On occasion, it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission.  Although spreads or commissions paid on portfolio security transactions will, in the judgment of the Adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to broker dealers who were selected to execute transactions on behalf of the Fund and the Adviser’s other clients in part for providing brokerage and research services to the Adviser.

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction on behalf of the Adviser may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided.  This determination may be made either on the basis of either that particular transaction or on the basis either of overall responsibilities which the Adviser and its affiliates have for accounts over which they exercise investment discretion.  Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph.  The Adviser may also receive Research Services from underwriters and dealers in fixed-price offerings.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers.  Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services arrangement involving transactions in municipal obligations, an executing broker-dealer enters into an arrangement with an investment adviser pursuant to which the investment adviser receives a credit for portfolio transactions executed for its clients through that broker-dealer.  These credits are referred to herein as “research credits” and are primarily generated as the result of acquisitions of new issuances of municipal obligations in fixed-price offerings.  The amount of the research credit generated as the result of a particular transaction is typically a negotiated percentage of the offering price of the municipal obligations.  The Adviser may use research credits to acquire Third Party Research Services, which are then paid for by the executing broker-dealer.  The Adviser may receive Research Services and Third Party Research Services consistent with the foregoing.

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Research Services received by the Adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services.  Any particular Research Service obtained through a broker-dealer may be used by the Adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer.  Any such Research Service may be broadly useful and of value to the Adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained.  The Adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the Adviser believes are useful or of value to it in rendering investment advisory services to its clients.

To the extent the Adviser uses research credits generated from the Fund securities transactions to pay for Third Party Research Services (as described above), the Adviser has agreed to reduce the advisory fee payable by the Fund by the amount of such research credits.  However, the Adviser generally does not expect to acquire Third Party Research Services with research credits but may do so in the future.

Some broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”).  As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each.  In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined.  The advisory fee paid by the Fund will not be reduced in connection with the receipt of Proprietary Research Services by the Adviser.

The investment companies sponsored by the Adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the Adviser, to such companies.  Such companies may also pay cash for such information.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates.  Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances.  As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts.  If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis.  An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the Adviser reasonably determines that departure from a pro rata allocation is advisable.  While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Fund that the benefits from the Adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Taxes

The following discussion of federal income tax matters is based on the advice of K&L Gates LLP, counsel to the Fund.

The Fund has elected to be treated and intends to qualify each year as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including net tax-exempt interest income) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and generally to avoid paying federal income or excise tax thereon.  If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

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To qualify as a RIC for income tax purposes, the Fund must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership. The Fund must also distribute to its shareholders at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income for each taxable year.

The Fund must also satisfy certain requirements with respect to the diversification of its assets. The Fund must have, at the close of each quarter of its taxable year, at least 50% of the value of its total assets represented by cash items, U.S. government securities, securities of other RICs, and other securities that, in respect of any one issuer, do not represent more than 5% of the value of the assets of the Fund or more than 10% of the voting securities of that issuer. In addition, at those times, not more than 25% of the value of the Fund’s assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.

The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.  In order to avoid incurring a federal excise tax obligation, the Code requires that a RIC distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the Shareholder as ordinary income.  Such distributions will be treated as qualified dividend income with respect to Shareholders who are individuals and will be eligible for the dividends received deduction in the case of Shareholders taxed as corporations, provided certain holding period requirements are met. In order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

If the Fund failed to meet the annual gross income test described above, the Fund would nevertheless be considered to have satisfied the test if (i) (a) such failure was due to reasonable cause and not due to willful neglect and (b) the Fund reported the failure pursuant to Treasury Regulations to be adopted, and (ii) the Fund pays an excise tax equal to the excess non-qualifying income.  If the Fund failed to meet the asset diversification test described above with respect to any quarter, the Fund would nevertheless be considered to have satisfied the requirements for such quarter if the Fund cured such failure within 6 months and either (i) such failure was de minimis or (ii) (a) such failure was due to reasonable cause and not due to willful neglect and (b) the Fund reports the failure under Treasury Regulations to be adopted and pays an excise tax.

The Fund’s investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

The Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Distributions by the Fund of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code. In

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order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social  security and certain railroad retirement benefits that may be subject to federal income tax.   Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of the Fund’s net capital gain (“capital gain dividends”), if any, are taxable to Shareholders as long-term capital gains, regardless of the length of time Shares have been held by Shareholders. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s Shares and, after that basis has been reduced to zero, will constitute capital gains to the Shareholder (assuming the Shares are held as a capital asset). See below for a summary of the maximum tax rates applicable to capital gains (including capital gain dividends).

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund’s distributions of tax-exempt interest. Further, entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of the Fund. “Substantial user” is defined in applicable Treasury regulations to include a “non-exempt person” who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

In the course of managing its investments, the Fund may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax-exempt interest earned by the Fund. The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

For taxable years beginning on or before December 31, 2012, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. It is not expected a significant portion of Fund distributions would be derived from qualified dividend income.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or

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loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Selling Shareholders will generally recognize gain or loss in an amount equal to the difference between the Shareholder’s adjusted tax basis in the Shares and the amount received. If the Shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less and (ii) 15% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends) (0% for individuals in the 10% or 15% tax bracket). Any loss on a disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Shares, and will be disallowed to the extent of any exempt-interest dividends received with respect to those Shares. For purposes of determining whether Shares have been held for six months or less, the holding period is suspended for any periods during which the Shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or exchange of Shares will be disallowed to the extent those Shares are replaced by other Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the Shares (which could occur, for example, if the Shareholder is a participant in the Plan dividend reinvestment plan). In that event, the basis of the replacement Shares will be adjusted to reflect the disallowed loss.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund), on or before January 31 of the calendar year following the calendar year in which the redemption or exchange occurs, pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment.  Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

For taxable years beginning before January 1, 2012, properly-designated “interest-related dividends” and “short-term capital gain dividends” (as defined in the Code) are generally exempt from U.S. federal withholding tax.  However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such interest-related dividends or short-term capital gain dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as interest-related dividends or short-term capital gain dividends. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2012. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

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Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

The Fund will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year., The Fund will designate dividends made to holders of common shares and to holders of those preferred shares in accordance with each class’s proportionate share of each item of Fund income (such as net capital gains and other taxable income). A class’s proportionate share of a particular type of income for a year is determined according to the percentage of total dividends paid by the RIC during that year to the class.

Although the matter is not free from doubt, due to the absence of direct regulatory or judicial authority, in the opinion of K&L Gates LLP, counsel to the Fund, under current law the manner in which the Fund intends to allocate items of ordinary income and net capital gain among the Fund’s common shares and, its preferred shares class will be respected for federal income tax purposes. It is possible that the IRS could disagree with counsel’s opinion and attempt to reallocate the Fund’s net capital gain or other taxable income.

The foregoing briefly summarizes some of the important federal income tax consequences to Shareholders of investing in Shares, reflects the federal tax law as of the date of this Statement of Additional Information, and does not address special tax rules applicable to certain types of investors, such as corporate and foreign investors. This discussion is based upon current provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations by the courts or the IRS retroactively or prospectively. Investors should consult their tax advisors regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

State and local taxes
Shareholders should consult their own tax advisers as the federal, state or local tax consequences of investing in the Fund.

Other information

The Fund is an organization of the type commonly known as a “Massachusetts business trust.”  Under Massachusetts law, shareholders of such a trust may, in certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with Fund property or the acts, obligations or affairs of the Fund. The Declaration of Trust, together with the Fund’s by-laws also provides for indemnification out of Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself is unable to meet its obligations.  The Fund has been advised by its counsel that the risk of any shareholder incurring any liability for the obligations of the Fund is remote.

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to the Fund or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.  Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any Trustees.

The Declaration of Trust provides that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Fund’s custodian or by votes cast at a meeting called for that purpose.  The Declaration of Trust further provides that the Trustees of the Fund shall promptly call a meeting of the

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shareholders for the purpose of voting upon a question of removal of any such Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 per centum of the outstanding shares.  In conformity with the requirements of Section 16(c) of the 1940 Act, the Fund will assist such shareholders by providing information as reasonably requested regarding other Fund shareholders.

The Fund’s prospectus and this SAI do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC.  The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its Rules and Regulations.

Independent registered public accounting firm

[   ],  are  the  independent accountants for the Fund, providing audit services, tax return preparation, and assistance and consultation  with respect to the preparation of filings with the SEC.

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APPENDIX A

Description of securities ratings(†)

[TO BE UPDATED BY AMENDMENT]

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APPENDIX B

Eaton Vance Funds
Proxy voting policy and procedures
I.  OVERVIEW

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II.  DELEGATION OF PROXY VOTING RESPONSIBILITIES

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III.  DELEGATION OF PROXY VOTING DISCLOSURE RESPONSIBILITIES

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV.  CONFLICTS OF INTEREST

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board, concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In

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considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V.  REPORTS

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

Eaton Vance Management
Boston Management and Research
Proxy voting policies and procedures

I.  INTRODUCTION

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II.  OVERVIEW

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

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No set of Guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.  ROLES AND RESPONSIBILITIES

A.  Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B.  Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940, as amended. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.  Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

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IV.  PROXY VOTING GUIDELINES (“Guidelines”)

A.  General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B.  Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C.  Proposals Regarding Mutual Fund Proxies—Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/ Termination/Liquidation and Mergers contained in mutual fund proxies.

D.  Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E.  Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F.  Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within the Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or

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(ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a client’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to the Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V.  RECORDKEEPING

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

➢	A copy of the Advisers’ proxy voting policies and procedures;

➢	Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;

➢	A record of each vote cast;

➢	A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

➢	Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI.  ASSESSMENT OF AGENT AND IDENTIFICATION AND RESOLUTION OF CONFLICTS WITH CLIENTS

A.  Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

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B.  Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

➢
Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

➢	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

➢
The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

➢
If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

➢
If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or, the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

➢	The client, in the case of an individual or corporate client;

➢	In the case of a Fund its board of directors, or any committee or sub-committee identified by the board; or

➢	The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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Eaton Vance Municipal Bond Fund II

Statement of Additional Information
[   ], 2011
_______________

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
P.O. Box 922, Wall Street Station
New York, NY 10269-0560

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PART C

OTHER INFORMATION

ITEM 25.     FINANCIAL STATEMENTS AND EXHIBITS

(1)           FINANCIAL STATEMENTS:

Included in Part A:
Not applicable.

Included in Part B:

Registrant’s Certified Shareholder Report on Form N-CSR filed November 22, 2010 (Accession No. 0000950123-10-107767) and incorporated herein by reference.

____________________________

(2)           EXHIBITS:

(a)           (1)  Agreement and Declaration of Trust dated October 3, 2002 is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-2 (File Nos. 333-100425 and 811-21219) as to the Registrant's Common Shares of Beneficial Interest ("Common Shares") filed with the Securities and Exchange Commission (the "Commission") on October 8, 2002 (Accession No. 0000898432-02-000689) ("Initial Common Shares Registration Statement").

(2)  Amendment to Agreement and Declaration of Trust dated October 14, 2002 incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement filed with the Commission on October 25, 2002 (Accession No. 0000950135-02-004631) ("Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement").

(3)  Amendment to Agreement and Declaration of Trust dated February 1, 2010 incorporated herein by reference to the Registrant's Form N-SAR report for the period ending March 31, 2010 filed with the Commission on May 28, 2010 (Accession No. 0000940394-10-000542) ("N-SAR Report").

(b)           (1)  By-Laws are incorporated herein by reference to the Registrant's Initial Common Shares Registration Statement.

(2)  Amendment to By-Laws dated October 14, 2002 incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement.

(3) Amended By-Laws incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File Nos. 333-101750 and 811-21219) as to Registrant's Auction Preferred Shares ("APS") filed with the Commission on

December 10, 2002 (Accession No. 0000898432-02-000883) (“Pre-Effective Amendment No. 1 to APS Registration Statement”).

(c)            Not applicable.

(d)           (1)  Form of Specimen Certificate for Common Shares of Beneficial Interest incorporated herein by reference to the Registrant's Initial Common Shares Registration Statement.

(2)  Form of Specimen Certificate of Series A Auction Preferred Shares incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-2 (File Nos. 333-101750 and 811-21219) as to Registrant's Auction Preferred Shares ("APS") filed with the Commission on December 10, 2002 (Accession No. 0000898432-02-000883) ("Initial APS Registration Statement").

(3)  Form of Specimen Certificate of Series B Auction Preferred Shares incorporated herein by reference to the Registrant's Initial APS Registration Statement.

(e)           Dividend Reinvestment Plan is incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement filed with the Commission on November 21, 2002 (Accession No. 0000950135-02-005218) ("Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement").

(f)           Not applicable.

(g)           (1)  Investment Advisory Agreement dated October 21, 2002 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement.

(2)  Expense Reimbursement Arrangement is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

(h)           (1)  Form of Underwriting Agreement as to Registrant's Common Shares is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

(2)  Form of Master Agreement Among Underwriters as to Registrant's Common Shares is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

(3)  Form of Additional Compensation Agreement as to Registrant's Common Shares is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

(4)  Form of Master Selected Dealers Agreement as to Registrant's Common Shares is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

2

(5)  Form of Underwriting Agreement as to Registrant's Auction Preferred Shares is incorporated herein by reference to Pre-Effective Amendment No. 1 to APS Registration Statement.

(6)  Form of Master Agreement Among Underwriters as to Registrant's Auction Preferred Shares is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

(7)  Form of Master Selected Dealers Agreement as to Registrant's Auction Preferred Shares is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

(8)  Form of Underwriting Agreement with respect to the Rule 415 shelf offering to be filed by Amendment.

(i)             The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its Independent Trustees. See in the matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(j)            (1)  Master Custodian Agreement with Investors Bank & Trust Company dated October 21, 2002 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement.

(2)  Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 333-572, 811-4409) filed with the Commission on January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

(3)  Delegation Agreement dated December 11, 2000, with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32267, 811-05808) filed April 3, 2002 (Accession No. 0000940394-01-500126) and incorporated herein by reference.

(k)           (1)  Amendment to the Transfer Agency and Services Agreement dated October 21, 2002 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement.

(2)  Transfer Agency and Services Agreement dated December 21, 1998 filed as Exhibit (k)(2) to Pre-Effective Amendment No. 1 of Eaton Vance Insured New York Municipal Bond Fund (File Nos. 333-92200 and 811-21148) filed July 26, 2002 (Accession No. 0000950135-02-003435) and incorporated herein by reference.

(3)  Administration Agreement dated October 21, 2002 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement.

3

(4)  Form of Shareholder Servicing Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

(5)  Form of Auction Agreement between Registrant and the Auction Agent as to Registrant's Auction Preferred Shares is incorporated herein by reference to Pre-Effective Amendment No. 1 to APS Registration Statement.

(6)  Form of Broker-Dealer Agreement as to Registrant's Auction Preferred Shares is incorporated herein by reference to Pre-Effective Amendment No. 1 to APS Registration Statement.

(l)             Opinion and Consent of K&L Gates to be filed by Amendment.

(m)           Not applicable.

(n)           Consent of Independent Auditors to be filed by Amendment.

(o)           Not applicable.

(p)           Letter Agreement with Eaton Vance Management is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

(q)           Not applicable.

(r)           Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised May 15, 2010 filed as Exhibit (r)(1) Pre-Effective Amendment No. 2 to Eaton Vance Tax-Advantaged Bond and Option Strategies Fund’s Registration Statement on Form N-2 (File Nos. 333-164369, 811-22380) filed May 24, 2010 (Accession No. 0000193125-10-126745) and incorporated herein by reference.

(s)           Powers of Attorney dated April 23, 2007 and November 17, 2008 incorporated herein by reference to the Registrant's initial registration statement filed August 2, 2010.

ITEM 26.      MARKETING ARRANGEMENTS

See Form of Underwriting Agreement with respect to the Rule 415 shelf offering to be filed by Amendment.

ITEM 27.      OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The approximate expenses in connection with the offering are as follows:

Registration and Filing Fees	$_________________
FINRA Fees
New York Stock Exchange Fees

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Costs of Printing and Engraving
Accounting Fees and Expenses
Legal Fees and Expenses

===============
Total	$_________________

ITEM 28.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

None.

ITEM 29.     NUMBER OF HOLDERS OF SECURITIES

Set forth below is the number of record holders as of [   ], of each class of securities of the Registrant:

Title of Class	Number of Record Holders
Common Shares of Beneficial interest, par value $0.01 per share	[ ]

ITEM 30.     INDEMNIFICATION

The Registrant's By-Laws filed in the Registrant’s Initial Common Shares Registration Statement contain, and the Form of Underwriting Agreement to be filed by amendment is expected to contain, provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to: (i) the information set forth under the caption Investment advisory and other services” in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 001-8100); and (iii) the Form ADV of

5

Eaton Vance Management (File No. 801-15930) filed with the Commission, all of which are incorporated herein by reference.

ITEM 32.     LOCATION OF ACCOUNTS AND RECORDS

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116, and its transfer agent, American Stock Transfer & Trust Company, 59 Maiden Lane, Plaza Level, New York, New York 10038, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, The Eaton Vance Building, Two International Place, Boston, MA 02110. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

ITEM 33.     MANAGEMENT SERVICES

Not applicable.

ITEM 34.     UNDERTAKINGS

1.           The Registrant undertakes to suspend offering of Common Shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.           Not applicable.

3.           Not applicable.

4.           The Registrant undertakes to

(a)           file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1)           to include any prospectus required by Section 10(a)(3) of the Securities Act;

(2)           to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement;

(3)           to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

6

(b)           that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)           to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d)           that, for the purpose of determining liability under the Securities Act to any purchaser, if the Registrant is subject to Rule 430C: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act as part of a registration statement relating to an offering, other than prospectus filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use;

(e)           that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities: The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)           any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act;

(2)           the portion of any advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3)           any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5.           The Registrant undertakes that:

(a)           for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

7

(b)           for the purpose of determining any liability under the Securities Act, each post- effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.           The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

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NOTICE

A copy of the Agreement and Declaration of Trust of Eaton Vance Municipal Bond Fund II is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on the 3rd day of June 2011.

EATON VANCE MUNICIPAL BOND FUND II

By:          /s/Thomas M. Metzold
Thomas M. Metzold
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Thomas M. Metzold Thomas M. Metzold	President and Chief Executive Officer	June 3, 2011
/s/Barbara E. Campbell* Barbara E. Campbell	Treasurer (and Principal Financial and Accounting Officer)	June 3, 2011
/s/Thomas E. Faust Jr.* Thomas E. Faust Jr.	Trustee	June 3, 2011
/s/Benjamin C. Esty* Benjamin C. Esty	Trustee	June 3, 2011
/s/Allen R. Freedman* Allen R. Freedman	Trustee	June 3, 2011
/s/William H. Park* William H. Park	Trustee	June 3, 2011
/s/Ronald A. Pearlman* Ronald A. Pearlman	Trustee	June 3, 2011
/s/Helen Frame Peters* Helen Frame Peters	Trustee	June 3, 2011
/s/Lynn A. Stout* Lynn A. Stout	Trustee	June 3, 2011
/s/Ralph F. Verni* Ralph F. Verni	Trustee	June 3, 2011
*By: /s/ Maureen A. Gemma Maureen A. Gemma (As Attorney-in-Fact)

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INDEX TO EXHIBITS

11

PART C

OTHER INFORMATION

ITEM 25.     FINANCIAL STATEMENTS AND EXHIBITS

(1)           FINANCIAL STATEMENTS:

Included in Part A:
Not applicable.

Included in Part B:

Registrant’s Certified Shareholder Report on Form N-CSR filed November 22, 2010 (Accession No. 0000950123-10-107767) and incorporated herein by reference.

____________________________

(2)           EXHIBITS:

(a)           (1)  Agreement and Declaration of Trust dated October 3, 2002 is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-2 (File Nos. 333-100425 and 811-21219) as to the Registrant's Common Shares of Beneficial Interest ("Common Shares") filed with the Securities and Exchange Commission (the "Commission") on October 8, 2002 (Accession No. 0000898432-02-000689) ("Initial Common Shares Registration Statement").

(2)  Amendment to Agreement and Declaration of Trust dated October 14, 2002 incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement filed with the Commission on October 25, 2002 (Accession No. 0000950135-02-004631) ("Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement").

(3)  Amendment to Agreement and Declaration of Trust dated February 1, 2010 incorporated herein by reference to the Registrant's Form N-SAR report for the period ending March 31, 2010 filed with the Commission on May 28, 2010 (Accession No. 0000940394-10-000542) ("N-SAR Report").

(b)           (1)  By-Laws are incorporated herein by reference to the Registrant's Initial Common Shares Registration Statement.

(2)  Amendment to By-Laws dated October 14, 2002 incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement.

(3) Amended By-Laws incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File Nos. 333-101750 and 811-21219) as to Registrant's Auction Preferred Shares ("APS") filed with the Commission on

December 10, 2002 (Accession No. 0000898432-02-000883) (“Pre-Effective Amendment No. 1 to APS Registration Statement”).

(c)            Not applicable.

(d)           (1)  Form of Specimen Certificate for Common Shares of Beneficial Interest incorporated herein by reference to the Registrant's Initial Common Shares Registration Statement.

(2)  Form of Specimen Certificate of Series A Auction Preferred Shares incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-2 (File Nos. 333-101750 and 811-21219) as to Registrant's Auction Preferred Shares ("APS") filed with the Commission on December 10, 2002 (Accession No. 0000898432-02-000883) ("Initial APS Registration Statement").

(3)  Form of Specimen Certificate of Series B Auction Preferred Shares incorporated herein by reference to the Registrant's Initial APS Registration Statement.

(e)           Dividend Reinvestment Plan is incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement filed with the Commission on November 21, 2002 (Accession No. 0000950135-02-005218) ("Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement").

(f)           Not applicable.

(g)           (1)  Investment Advisory Agreement dated October 21, 2002 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement.

(2)  Expense Reimbursement Arrangement is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

(h)           (1)  Form of Underwriting Agreement as to Registrant's Common Shares is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

(2)  Form of Master Agreement Among Underwriters as to Registrant's Common Shares is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

(3)  Form of Additional Compensation Agreement as to Registrant's Common Shares is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

(4)  Form of Master Selected Dealers Agreement as to Registrant's Common Shares is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

2

(5)  Form of Underwriting Agreement as to Registrant's Auction Preferred Shares is incorporated herein by reference to Pre-Effective Amendment No. 1 to APS Registration Statement.

(6)  Form of Master Agreement Among Underwriters as to Registrant's Auction Preferred Shares is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

(7)  Form of Master Selected Dealers Agreement as to Registrant's Auction Preferred Shares is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

(8)  Form of Underwriting Agreement with respect to the Rule 415 shelf offering to be filed by Amendment.

(i)             The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its Independent Trustees. See in the matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(j)            (1)  Master Custodian Agreement with Investors Bank & Trust Company dated October 21, 2002 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement.

(2)  Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 333-572, 811-4409) filed with the Commission on January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

(3)  Delegation Agreement dated December 11, 2000, with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32267, 811-05808) filed April 3, 2002 (Accession No. 0000940394-01-500126) and incorporated herein by reference.

(k)           (1)  Amendment to the Transfer Agency and Services Agreement dated October 21, 2002 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement.

(2)  Transfer Agency and Services Agreement dated December 21, 1998 filed as Exhibit (k)(2) to Pre-Effective Amendment No. 1 of Eaton Vance Insured New York Municipal Bond Fund (File Nos. 333-92200 and 811-21148) filed July 26, 2002 (Accession No. 0000950135-02-003435) and incorporated herein by reference.

(3)  Administration Agreement dated October 21, 2002 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement.

3

(4)  Form of Shareholder Servicing Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

(5)  Form of Auction Agreement between Registrant and the Auction Agent as to Registrant's Auction Preferred Shares is incorporated herein by reference to Pre-Effective Amendment No. 1 to APS Registration Statement.

(6)  Form of Broker-Dealer Agreement as to Registrant's Auction Preferred Shares is incorporated herein by reference to Pre-Effective Amendment No. 1 to APS Registration Statement.

(l)             Opinion and Consent of K&L Gates to be filed by Amendment.

(m)           Not applicable.

(n)           Consent of Independent Auditors to be filed by Amendment.

(o)           Not applicable.

(p)           Letter Agreement with Eaton Vance Management is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Initial Common Shares Registration Statement.

(q)           Not applicable.

(r)           Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised May 15, 2010 filed as Exhibit (r)(1) Pre-Effective Amendment No. 2 to Eaton Vance Tax-Advantaged Bond and Option Strategies Fund’s Registration Statement on Form N-2 (File Nos. 333-164369, 811-22380) filed May 24, 2010 (Accession No. 0000193125-10-126745) and incorporated herein by reference.

(s)           Powers of Attorney dated April 23, 2007 and November 17, 2008 incorporated herein by reference to the Registrant's initial registration statement filed August 2, 2010.

ITEM 26.      MARKETING ARRANGEMENTS

See Form of Underwriting Agreement with respect to the Rule 415 shelf offering to be filed by Amendment.

ITEM 27.      OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The approximate expenses in connection with the offering are as follows:

Registration and Filing Fees	$_________________
FINRA Fees
New York Stock Exchange Fees

4

Costs of Printing and Engraving
Accounting Fees and Expenses
Legal Fees and Expenses

===============
Total	$_________________

ITEM 28.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

None.

ITEM 29.     NUMBER OF HOLDERS OF SECURITIES

Set forth below is the number of record holders as of [   ], of each class of securities of the Registrant:

Title of Class	Number of Record Holders
Common Shares of Beneficial interest, par value $0.01 per share	[ ]

ITEM 30.     INDEMNIFICATION

The Registrant's By-Laws filed in the Registrant’s Initial Common Shares Registration Statement contain, and the Form of Underwriting Agreement to be filed by amendment is expected to contain, provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to: (i) the information set forth under the caption Investment advisory and other services” in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 001-8100); and (iii) the Form ADV of

5

Eaton Vance Management (File No. 801-15930) filed with the Commission, all of which are incorporated herein by reference.

ITEM 32.     LOCATION OF ACCOUNTS AND RECORDS

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116, and its transfer agent, American Stock Transfer & Trust Company, 59 Maiden Lane, Plaza Level, New York, New York 10038, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, The Eaton Vance Building, Two International Place, Boston, MA 02110. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

ITEM 33.     MANAGEMENT SERVICES

Not applicable.

ITEM 34.     UNDERTAKINGS

1.           The Registrant undertakes to suspend offering of Common Shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.           Not applicable.

3.           Not applicable.

4.           The Registrant undertakes to

(a)           file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1)           to include any prospectus required by Section 10(a)(3) of the Securities Act;

(2)           to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement;

(3)           to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

6

(b)           that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)           to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d)           that, for the purpose of determining liability under the Securities Act to any purchaser, if the Registrant is subject to Rule 430C: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act as part of a registration statement relating to an offering, other than prospectus filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use;

(e)           that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities: The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)           any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act;

(2)           the portion of any advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3)           any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5.           The Registrant undertakes that:

(a)           for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

7

(b)           for the purpose of determining any liability under the Securities Act, each post- effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.           The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

8

NOTICE

A copy of the Agreement and Declaration of Trust of Eaton Vance Municipal Bond Fund II is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

9

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on the 3rd day of June 2011.

EATON VANCE MUNICIPAL BOND FUND II

By:          /s/Thomas M. Metzold
Thomas M. Metzold
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Thomas M. Metzold Thomas M. Metzold	President and Chief Executive Officer	June 3, 2011
/s/Barbara E. Campbell* Barbara E. Campbell	Treasurer (and Principal Financial and Accounting Officer)	June 3, 2011
/s/Thomas E. Faust Jr.* Thomas E. Faust Jr.	Trustee	June 3, 2011
/s/Benjamin C. Esty* Benjamin C. Esty	Trustee	June 3, 2011
/s/Allen R. Freedman* Allen R. Freedman	Trustee	June 3, 2011
/s/William H. Park* William H. Park	Trustee	June 3, 2011
/s/Ronald A. Pearlman* Ronald A. Pearlman	Trustee	June 3, 2011
/s/Helen Frame Peters* Helen Frame Peters	Trustee	June 3, 2011
/s/Lynn A. Stout* Lynn A. Stout	Trustee	June 3, 2011
/s/Ralph F. Verni* Ralph F. Verni	Trustee	June 3, 2011
*By: /s/ Maureen A. Gemma Maureen A. Gemma (As Attorney-in-Fact)

10

INDEX TO EXHIBITS

11